NOVEMBER 30, 2002

SEMIANNUAL REPORT

INVESCO COMBINATION STOCK & BOND FUNDS, INC.

BALANCED FUND
CORE EQUITY FUND
TOTAL RETURN FUND

"EVERYONE WANTS INSTANT GRATIFICATION, BUT IT TAKES TIME FOR OVERCAPACITY PROBLEMS TO WORK THROUGH THE SYSTEM."
SEE PAGE 13

[INVESCO ICON]  INVESCO(R)

FELLOW SHAREHOLDER:

[PHOTOGRAPH OF RAY CUNNINGHAM OMITTED]

STICK TO YOUR PLAN FOR LONG-TERM SUCCESS

If you're like me, you're probably encouraged by the market's performance during late 2002. Consider that since the market's close on October 9, 2002, and through the close of the funds' fiscal year on November 30, 2002, the Dow Jones Industrial Average gained more than 18%. Of course, past performance is no guarantee of future results, but for the first time in years, the market seems to be focusing on positive developments, rather than fixating on negatives.

If you believe the bear has gone back into hibernation, then you might be tempted to reposition your portfolio to capitalize on the economic and market recovery ahead. But I would encourage you not to act too hastily.

Don't get me wrong: I'm not saying that this market doesn't have legs, or that this recent economic strength has just been a head fake. On the contrary, I'm optimistic as well. But the key, as always, is to maintain your diversification and stick to your long-term investment plan.

If the past few years have taught us anything, it's that we should not allow ourselves to be caught up in emotional swings of the market. Successful long-term investing involves proper diversification rather than chasing last month's hottest investment.

Combination funds make diversification easy and may offer investors a lower-volatility way to access the growth potential of stocks. INVESCO's combination funds have delivered on that objective, as each of them has outperformed the S&P 500 Index since the market's high in March of 2000 through November 30, 2002. This report details the performance of our combination stock and bond funds over the past six months.

If you would like assistance formulating an appropriate financial strategy, I encourage you to contact your financial advisor, who can help you create an investment program specifically tailored to your individual needs. Or feel free to call us at 1-800-525-8085.

Sincerely,

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

"THE  PAST  SIX  MONTHS  HAVE   CERTAINLY   DEMONSTRATED   THE   IMPORTANCE   OF
DIVERSIFICATION."
--PAGE 11

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO.............1
FUND REPORTS................................3
AN INTERVIEW WITH CHARLIE MAYER............12
MARKET HEADLINES...........................14
INVESTMENT HOLDINGS........................16
FINANCIAL STATEMENTS.......................29
NOTES TO FINANCIAL STATEMENTS..............38
FINANCIAL HIGHLIGHTS.......................44

                                                INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                                                                TOTAL RETURN
                                                          PERIODS ENDED 11/30/02*

                                                                                                         Manager's
                                                  Cumulative                            10 years+ or        Report
Fund (Inception)                                   6 Months     1 year   5 years+     Since Inception^      Page #
------------------------------------------------------------------------------------------------------------------
BALANCED FUND - CLASS A (4/02) with sales charge    (13.58%)      N/A       N/A           (17.18%)^**          3
BALANCED FUND - CLASS B (4/02) with CDSC            (13.87%)      N/A       N/A           (17.76%)^**          3
BALANCED FUND - CLASS C (2/00) with CDSC             (9.85%)     (14.25%)   N/A            (9.57%)^+           3
BALANCED FUND - CLASS K (12/00)                      (8.60%)     (12.72%)   N/A           (14.13%)^+           3
BALANCED FUND -  INSTITUTIONAL CLASS (7/00)          (8.36%)     (12.27%)   N/A           (11.16%)^+           3
BALANCED FUND - INVESTOR CLASS (12/93)               (8.56%)     (12.60%)  0.76%            8.74%^+            3
CORE EQUITY FUND - CLASS A(4/02) with sales charge  (17.24%)      N/A       N/A           (21.96%)^**          6
CORE EQUITY FUND - CLASS B(4/02) with CDSC          (17.84%)      N/A       N/A           (22.93%)^**          6
CORE EQUITY FUND - CLASS C(2/00) with CDSC          (13.77%)    (15.11%)    N/A            (7.76%)^+           6
CORE EQUITY FUND - CLASS K(12/00)                   (12.79%)    (13.75%)    N/A           (14.71%)^+           6
CORE EQUITY FUND - INVESTOR CLASS(2/60)             (12.38%)    (13.37%)   0.25%            7.98%              6
TOTAL RETURN FUND - CLASS A(4/02) with sales charge (12.40%)      N/A       N/A           (15.58%)^**          9
TOTAL RETURN FUND - CLASS B(4/02) with CDSC         (12.60%)      N/A       N/A           (16.07%)^**          9
TOTAL RETURN FUND - CLASS C(2/00) with CDSC          (8.92%)    (10.76%)    N/A            (4.34%)^+           9
TOTAL RETURN FUND - INVESTOR CLASS (9/87)            (7.24%)     (8.59%)  (0.33%)           7.48%              9

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B, CLASS C, AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

+ AVERAGE ANNUALIZED
** NOT ANNUALIZED
^ FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.

BALANCED FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

During the six-month period ended November 30, 2002, every sector represented in the S&P 500 Index moved lower. An uncertain economic climate, the threat of a possible war between the U.S. and Iraq, and fears of future terrorist strikes each played a role in squelching investor confidence.

On a positive note, we did see market conditions improve dramatically in the final two months of the period, when a rally -- triggered in part by stronger corporate earnings and signs of an economic recovery -- sent investors back to higher-risk/higher-reward stocks in search of bargains. However, the gains logged in October and November were generally not enough to pull stocks into positive territory for the full six-month period.

--------------------------------------------------------------------------------
                                BALANCED FUND --
                          Top 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/02
--------------------------------------------------------------------------------

Microsoft Corp......................2.24%
American International Group........1.97%
Exxon Mobil.........................1.89%
United Technologies.................1.63%
Forest Laboratories.................1.51%
Citigroup Inc.......................1.43%
Alcoa Inc...........................1.42%
AOL Time Warner.....................1.37%
Pfizer Inc..........................1.27%
3M Co...............................1.27%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

In keeping with this trend, the fund's Investor Class shares lost 8.56% for the six-month period ended November 30, 2002. In comparison, the S&P 500 Index declined by 11.48% and the more defensive Lehman Government/Credit Bond Index managed a gain of 5.64% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

DIVERSIFIED APPROACH REWARDED

Although disappointed with the fund's loss, we were pleased to outperform the S&P 500 Index for the period. This was achieved thanks to the fund's diversified approach, which led us to invest just over 30% of the portfolio in fixed-income securities. These securities performed well on an absolute basis, especially during the first four months of the period when investors were at their most defensive. Treasuries, viewed as a safe haven in an otherwise volatile landscape, enjoyed a substantial gain. The fund's mortgage-backed securities, utility bonds, and industrial bonds also aided its overall return.

Meanwhile, on the equities side, outperformers emerged from a variety of areas, with technology and health care holdings making the most significant positive contribution. Our weighting in the health care sector was essentially in line with the S&P 500, but our stocks outpaced their S&P counterparts. For example, medical device company Boston Scientific -- an addition to the fund during the semiannual period -- posted an impressive return based on solid earnings and expectations for the company's success in the promising drug-coated stent market.

Notably, a number of the fund's technology stocks provided a lift toward the end of the period. Chief among the tech winners was longtime holding Microsoft Corp, a company whose dominance and solid fundamentals continued to appeal to growth investors. Microsoft is generally recognized as having both the strength to endure volatility and the ability to enhance its market position once the recovery finally takes hold.

FINANCIAL SERVICES WEIGHTING DETRACTS

In July, the broad market began to deteriorate on worries that consumer spending would dry up, thereby causing another bout of economic contraction. Against this backdrop, the fund's investment in Capital One Financial, a consumer-driven credit card company, declined sharply that month. Indeed, even though Capital One's earnings exceeded analysts' expectations for the second quarter, its stock declined by almost 50% in July. On top of worries about the outlook for consumer spending, the company suffered from news revealing that regulators had been investigating its sub-prime lending business.

Although  not required to do so,  Capital One  released a memo of  understanding
(MOU) stating essentially that it needed to create a better capital reserve structure to keep up with growth. But rather than establish good faith with investors, this MOU caused them to shun the stock. We subsequently sold Capital One from the portfolio, but its steep July decline inflicted some damage on our semiannual return.

LINE GRAPH:  INVESCO BALANCED FUND - INSTITUTIONAL CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (7/00) through 11/30/02.

      INVESCO BALANCED FUND -                               LEHMAN GOVERNMENT/
      INSTITUTIONAL CLASS            S&P 500 INDEX(2)       CREDIT BOND INDEX(2)

7/00  $10,000                        $10,000                $10,000
11/00 $9,613                         $ 9,084                $10,529
11/01 $8,567                         $ 7,975                $11,742
11/02 $7,516                         $ 6,658                $12,601

LINE GRAPH:  INVESCO BALANCED FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/93) through 11/30/02.

      INVESCO BALANCED FUND -                               LEHMAN GOVERNMENT/
      INVESTOR CLASS                S&P 500 INDEX(2)        CREDIT BOND INDEX(2)

12/93 $10,000                       $10,000                 $10,000
11/94 $10,892                       $10,104                 $ 9,628
11/95 $14,596                       $13,835                 $11,389
11/96 $17,461                       $17,689                 $12,027
11/97 $20,461                       $22,730                 $12,918
11/98 $23,135                       $28,112                 $14,255
11/99 $27,416                       $33,985                 $14,068
11/00 $27,323                       $32,547                 $15,337
11/01 $24,316                       $28,573                 $17,104
11/02 $21,253                       $23,856                 $18,356

LINE GRAPH: INVESCO BALANCED FUND - CLASS  A & CLASS B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Class A and the value of a $10,000 investment in INVESCO Balanced Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Balanced Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 11/30/02.

      INVESCO BALANCED      INVESCO BALANCED                       LEHMAN GOVERNMENT/
      FUND - CLASS A        FUND - CLASS B      S&P 500 INDEX(2)   CREDIT BOND INDEX(2)
4/02  $10,000               $10,000             $10,000            $10,000
11/02 $8,282                $ 8,224             $ 8,254            $10,868

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, AND THE LEHMAN GOVERNMENT/ CREDIT BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF PETER M. LOVELL OMITTED]

PETER M. LOVELL

BALANCED FUND (EQUITY)

VICE PRESIDENT PETER M. LOVELL IS LEAD MANAGER OF THE EQUITY PORTION OF THE FUND. PETE EARNED HIS BA DEGREE AT COLORADO STATE UNIVERSITY AND HIS MBA FROM REGIS UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1992, AND HAS MANAGED THIS FUND SINCE 1998.

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER

BALANCED FUND (EQUITY)

SENIOR VICE PRESIDENT AND DIRECTOR OF VALUE AND FIXED-INCOME INVESTMENTS CHARLES
P. MAYER CO-MANAGES THE EQUITY SIDE OF THE FUND. AN INDUSTRY VETERAN WITH MORE THAN 30 YEARS OF PROFESSIONAL EXPERIENCE, CHARLIE EARNED AN MBA FROM ST. JOHN'S UNIVERSITY AND A BA FROM ST. PETER'S COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1969.

PIE CHART:  BALANCED FUND
            SECTOR BREAKDOWN
            AS OF 11/30/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            U.S. Government.....................23.37%
            Financials..........................13.42%
            Information Technology..............11.68%
            Health Care.........................10.22%
            Consumer Discretionary...............8.13%
            Industrials..........................7.41%
            Energy...............................5.23%
            Utilities............................4.98%
            Materials............................2.91%
            Telecommunication Services...........2.73%
            Consumer Staples.....................2.45%
            Net Cash & Cash Equivalents..........7.47%

Other financial holdings hindered fund performance as well. Among the detractors were JP Morgan Chase & Co and Citigroup Inc. These firms were plagued by negative headlines questioning investment banks' research practices, as well as the general market malaise. However, we believe that these firms will rebound once the recovery takes hold, and they did begin to make up some ground during the October and November stock rally.

GEOPOLITICAL UNCERTAINTY PERSISTS, BUT STOCKS TRENDING HIGHER

The yield curve is pointing toward a favorable environment for stocks, as is the Republican Party's control in Washington -- which, regardless of your political leanings, could be positive for big business (most notably, the pharmaceutical industry). In addition, investors' comfort with stock valuations seems to be growing. The fourth quarter stock rally was a positive development. We will be watching to see if investors begin to focus more on quality and fundamentals heading into 2003.

The situation with Iraq remains a wild card going forward. The Iraq weapons inspections, as well as the ongoing conflict between Israel and Palestine and the potential for continued terrorist attacks, make for plenty of geopolitical uncertainty. Time will tell whether these issues will continue to impede the stock market's progress.

In the fixed-income markets, we believe that many bonds could be overpriced at this juncture. Therefore, the fund's average duration is currently below that of its index benchmark -- a choice that reflects our focus on liquidity. The fund also offers the benefits of mortgage-backed securities' yield spread characteristics. Combined, these characteristics represent a conservative positioning plan that should continue to bring balance and diversification to the fund.

LINE GRAPH:  INVESCO BALANCED FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Balanced Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 11/30/02.

                                                            LEHMAN GOVERNMENT/
      INVESCO BALANCED FUND - CLASS C   S&P 500 INDEX(2)    CREDIT BOND INDEX(2)

2/00  $10,000                           $10,000             $10,000
11/00 $ 9,847                           $ 9,707             $10,836
11/01 $ 8,703                           $ 8,522             $12,084
11/02 $ 7,550                           $ 7,115             $12,969

LINE GRAPH:  INVESCO BALANCED FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(2) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 11/30/02.

                                                            LEHMAN GOVERNMENT/
      INVESCO BALANCED FUND - CLASS K   S&P 500 INDEX(2)    CREDIT BOND INDEX(2)

12/00 $10,000                           $10,000             $10,000
11/01 $ 8,494                           $ 8,736             $10,936
11/02 $ 7,414                           $ 7,294             $11,737

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD R. HINDERLIE OMITTED]

RICHARD R. HINDERLIE

BALANCED FUND

(FIXED-INCOME)

VICE PRESIDENT DICK HINDERLIE SERVES AS CO-PORTFOLIO MANAGER OF THE FUND, CONCENTRATING ON FIXED-INCOME SECURITIES. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED, U.S. TREASURY, AND MONEY MARKET INVESTMENT GRADE SECURITIES. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY.

CORE EQUITY FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

The six-month period ended November 30, 2002, presented several challenges to the stock market. Although the period began with expectations of an economic recovery, a series of corporate scandals and investigations into brokerage houses' research practices offset any positive sentiment generated by the improving economy. In addition, lingering fears of terrorism were soon joined by the possibility of a war between the U.S. and Iraq.

By July, the second month of the period, even the positive news about the economy began drying up. An influx of weak reports belied hopes for a recovery, and worries surfaced that the economy could slip back into recession. As we moved into the fall, the longshoremen's strike on the West Coast, a weakening dollar, and high energy prices all weighed on stock performance.

However, the period also had its bright spots. First, in August, the U.S.'s largest companies were required to certify their financial statements, which helped alleviate some of the concern over accounting fraud. We also experienced a stock rally in October when third-quarter earnings reports largely met or exceeded investors' (admittedly lowered) expectations, and in November the Federal Reserve cut interest rates.

In spite of the period's late rally -- which extended through November -- all of the major stock indexes retreated over the past six months. In this environment, the value of Core Equity Fund-Investor Class shares declined 12.38% for the six-month period ended November 30, 2002. This return slightly underperformed the fund's benchmark, the S&P 500 Index, which dropped 11.48%. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

CATCHING THE TECH REBOUND

Unfortunately, there were very few areas that bucked the period's downward trend. Indeed, every sector of the S&P 500 Index moved lower during the past six months.

On a positive note, the fund received a boost from many of its technology holdings. At the beginning of the period, the fund's tech weighting was half that of the S&P 500, but as summer progressed, we selectively increased our exposure to this area. By focusing on quality technology companies at attractive valuations, we were ideally positioned when the rally unfolded during the final months of the period. Indeed, technology companies were among the rally's leaders, and holdings like Nokia Corp and Hewlett-Packard Co posted impressive gains.

--------------------------------------------------------------------------------
                               CORE EQUITY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/02
--------------------------------------------------------------------------------

Anheuser-Busch Cos..................2.84%
Exxon Mobil.........................2.76%
Citigroup Inc.......................2.35%
Gillette Co.........................2.34%
Target Corp.........................2.28%
JP Morgan Chase & Co................2.15%
Intel Corp..........................2.12%
Charter One Financial...............2.02%
Illinois Tool Works.................1.96%
Stilwell Financial..................1.96%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Other outperformers came from the health care and industrials sectors -- both areas where our holdings outpaced their counterparts in the S&P 500. For example, large-cap pharmaceutical stocks Pharmacia Corp and Merck & Co outperformed. Pharmacia was lifted by its merger with Pfizer Inc, and both Pharmacia and Merck enjoyed the renewed interest in previously beaten-down pharmaceuticals that accompanied the October/November rally. Meanwhile, industrials stalwarts Danaher Corp and 3M Co also advanced, particularly as investors' confidence in the economic recovery gathered momentum late in the period.

FINANCIALS, CONSUMER DISCRETIONARY HOLDINGS DISAPPOINT

The fund's overweight position relative to the index in the financial services sector proved detrimental during the period. Like many technology stocks, those financial companies sensitive to the capital markets enjoyed a surge in the final two months of the period. However, in most cases, this rebound was not enough to propel these firms higher for the full six months. Prior to the mid-term elections, a number of influential brokerage houses fell prey to Securities and Exchange Commission (SEC) and/or New York Attorney General investigations, souring investors on their stocks. Furthermore, with capital markets suffering through most of the period, the investment business lagged. As a result, the fund was hampered by its exposure to companies like JP Morgan Chase & Co and Stilwell Financial.

LINE GRAPH:  INVESCO CORE EQUITY FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Core Equity Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten-year period ended 11/30/02.

      INVESCO CORE EQUITY FUND - INVESTOR CLASS         S&P 500 INDEX(4)

11/92 $10,000                                           $10,000
11/93 $11,565                                           $11,008
11/94 $11,391                                           $11,122
11/93 $14,305                                           $15,230
11/96 $17,249                                           $19,472
11/97 $21,291                                           $25,021
11/98 $23,894                                           $30,946
11/99 $27,518                                           $37,411
11/00 $27,614                                           $35,828
11/01 $24,886                                           $31,453
11/02 $21,559                                           $26,261

We were also disappointed by some of our consumer discretionary holdings, which underperformed as a group. One of the largest detractors during the period was General Motors, which we sold from the portfolio. GM was plagued by concerns about its pension program as well as indications that future auto sales would likely be weak, given the high incentive levels (such as zero percent financing) used to lure consumers into showrooms throughout the summer and fall.

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER

CORE EQUITY FUND

CHARLES P. MAYER IS SENIOR VICE PRESIDENT AND DIRECTOR OF VALUE AND FIXED-INCOME INVESTMENTS OF INVESCO FUNDS GROUP. AN INDUSTRY VETERAN WITH MORE THAN 30 YEARS OF PROFESSIONAL EXPERIENCE, CHARLIE EARNED AN MBA FROM ST. JOHN'S UNIVERSITY AND A BA FROM ST. PETER'S COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1969 AND HAS MANAGED THE FUND SINCE 1993.

[PHOTOGRAPH OF JEFFREY G. MORRIS OMITTED]

JEFFREY G. MORRIS, CFA

CORE EQUITY FUND

JEFF MORRIS, VICE PRESIDENT OF INVESCO FUNDS GROUP, CO-MANAGES THE FUND. HE RECEIVED A BS FROM COLORADO STATE UNIVERSITY AND AN MS FROM UNIVERSITY OF COLORADO-DENVER. JEFF IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1991.

POSITIONED FOR A RECOVERY

The double-dip recession that many investors feared would come to pass has thus far been avoided, and confidence in the economy appears to be building. The spate of news stories detailing corporate fraud has abated, with no new culprits coming to light in the past few months. Furthermore, investors are focusing less on the situation with Iraq -- although it remains to be seen whether the weapons inspections are effective.

We are currently positioning the fund for an economic recovery while remaining well diversified across all sectors of the S&P 500. We feel that our emphasis on quality will continue to be rewarded -- especially should investors shift their attention from pure bargain-hunting to seeking companies that offer not only attractive valuations but also solid business models.

LINE GRAPH:  INVESCO CORE EQUITY FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Core Equity Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Core Equity Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 11/30/02.

      INVESCO CORE EQUITY FUND - CLASS C        S&P 500 INDEX(4)

2/00  $10,000                                   $10,000
11/00 $10,400                                   $ 9,707
11/01 $ 9,291                                   $ 8,522
11/02 $ 7,980                                   $ 7,115

LINE GRAPH: INVESCO CORE EQUITY FUND - CLASS  A & CLASS B GROWTH OF $10,000(3)

This line graph  compares  the value of a $10,000  investment  in  INVESCO  Core
Equity Fund - Class A and the value of a $10,000 investment in INVESCO Core Equity Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Core Equity Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 11/30/02.

      INVESCO CORE EQUITY     INVESCO CORE EQUITY
      FUND - CLASS A          FUND - CLASS B          S&P 500 INDEX(4)

4/02  $10,000                 $10,000                 $10,000
11/02 $ 7,804                 $ 7,707                 $ 8,254

LINE GRAPH:  INVESCO CORE EQUITY FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Core Equity Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 11/30/02.

      INVESCO CORE EQUITY FUND - CLASS K        S&P 500 INDEX(4)

12/00 $10,000                                   $10,000
11/01 $ 8,481                                   $ 8,736
11/02 $ 7,315                                   $ 7,294

PIE CHART:  CORE EQUITY FUND
            SECTOR BREAKDOWN
            AS OF 11/30/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Financials..........................19.39%
            Information Technology..............14.28%
            Industrials.........................11.17%
            Energy...............................9.96%
            Consumer Discretionary...............9.28%
            Consumer Staples.....................8.29%
            Health Care..........................7.23%
            Materials............................6.23%
            Telecommunications Services..........3.80%
            Utilities............................3.50%
            U.S. Government......................0.02%
            Net Cash & Cash Equivalents..........6.85%

TOTAL RETURN FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

All three of the major stock indexes retreated over the six-month period ended November 30, 2002. Deteriorating sentiment created the difficult investment environment, as investor confidence was assailed by concerns over corporate malfeasance, fear of a potential war with Iraq, and concern that the hoped-for economic recovery was delayed and possibly even derailed. Investor confidence appeared to reach a low in September, one of the worst months of 2002. However, losses were mitigated to a certain extent by a rebound that lasted through October and November, months when sentiment improved in the face of stronger corporate earnings and an upswing in economic fundamentals. During this rally, stocks that had been punished the most in previous months bounced back, led by technology and telecommunications stocks. Unfortunately, most companies had too much ground to make up to finish the period higher.

--------------------------------------------------------------------------------
                              TOTAL RETURN FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/02
--------------------------------------------------------------------------------

Bank of America.....................2.68%
Lehman Brothers Holdings............2.31%
Target Corp.........................2.14%
Verizon Communications..............2.10%
Anheuser-Busch Cos..................2.02%
Wells Fargo & Co....................1.97%
Exxon Mobil.........................1.95%
General Electric....................1.84%
Merck & Co..........................1.75%
Citigroup Inc.......................1.74%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Against this backdrop, the fund's diversification across asset classes proved beneficial. For the volatile six-month period ended November 30, 2002, Total Return Fund-Investor Class shares declined 7.24%, compared to an 11.48% loss for the S&P 500 Index during the same period. The Lehman Government/Credit Bond Index, however, gained 5.64% over the same period. (Of course, past performance is no guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

FIXED-INCOME AND HEALTH CARE HOLDINGS OUTPERFORM

With equity markets so volatile, investors turned to fixed-income securities for stability. Treasury and corporate bond markets outperformed during the period. In addition, the Federal Reserve's decision to decrease rates provided a lift, as bond investors had feared at the beginning of 2002 that a tightening cycle might take hold before year-end. With its substantial allocation in highly liquid fixed-income securities, the fund benefited from these trends.

Pockets of strength on the equities side of the portfolio also helped the fund outperform the S&P 500 Index. Our health care holdings fared particularly well on a relative basis. For example, Pharmacia Corp and Merck & Co both gained ground over the past six months. Investors responded positively to Pfizer Inc's acquisition of Pharmacia, and Merck garnered favor after announcing that its earnings growth was expected to increase significantly in 2003 from flat levels in 2002.

Other outperformance came from the technology sector, which languished early in the period only to stage a dramatic comeback in the final two months. Although underweight relative to the index in tech stocks, we had increased the fund's position in companies like Hewlett-Packard Co, Nokia Corp, and International Business Machines prior to the rally -- a strategy that proved effective for the fund.

ENERGY STOCKS UNDERPERFORM

In a period that saw negative returns from every sector of the S&P 500, laggards came from a variety of areas. For example, the fund's overweight position in energy stocks relative to the index detracted from performance. Although the energy sector's long-term fundamentals remained strong and commodity prices were quite high during the period, the situation with Iraq brought its share of uncertainty to the oil industry. And when stocks rallied late in the period, energy stocks were left by the wayside, deemed too defensive for investors seeking higher-risk investments.

We were also disappointed by some of the fund's consumer staples, industrials, and financial services holdings. For example, General Motors, which we have since sold from the portfolio, retreated as concerns over the company's pension plan and ability to generate strong future sales emerged. Meanwhile, industrial stalwart SPX Corp faltered on weak earnings, and while JP Morgan Chase & Co and Citigroup Inc enjoyed a bounce in October and November, it was not enough to erase losses logged earlier in the period by these two financial giants.

PIE CHART:  TOTAL RETURN FUND
            SECTOR BREAKDOWN
            AS OF 11/30/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            U.S. Government.....................26.44%
            Financials..........................19.32%
            Industrials.........................10.35%
            Information Technology...............8.59%
            Consumer Staples.....................7.23%
            Materials............................5.86%
            Energy...............................5.10%
            Telecommunications Services..........4.59%
            Health Care..........................4.54%
            Consumer Discretionary...............3.77%
            Utilities............................1.28%
            Net Cash & Cash Equivalents..........2.93%

LINE GRAPH:  INVESCO TOTAL RETURN FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Total Return Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(6) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten-year period ended 11/30/02.

      INVESCO TOTAL RETURN FUND -                          LEHMAN GOVERNMENT/
      INVESTOR CLASS                   S&P 500 INDEX(6)    CREDIT BOND INDEX(6)

11/92 $10,000                          $10,000             $10,000
11/93 $11,236                          $11,008             $11,244
11/94 $11,572                          $11,122             $10,826
11/95 $14,785                          $15,230             $12,806
11/96 $17,287                          $19,472             $13,523
11/97 $20,920                          $25,021             $14,525
11/98 $23,860                          $30,946             $16,028
11/99 $23,583                          $37,411             $15,818
11/00 $22,252                          $35,828             $17,245
11/01 $22,506                          $31,453             $19,232
11/02 $20,574                          $26,261             $20,639

FUND MANAGEMENT

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER

TOTAL RETURN FUND (EQUITY)

SENIOR VICE PRESIDENT AND DIRECTOR OF VALUE AND FIXED-INCOME INVESTMENTS, CHARLES P. MAYER MANAGES THE EQUITY SIDE OF THE FUND. AN INDUSTRY VETERAN WITH MORE THAN 30 YEARS OF PROFESSIONAL EXPERIENCE, CHARLIE EARNED AN MBA FROM ST. JOHN'S UNIVERSITY AND A BA FROM ST. PETER'S COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1969 AND HAS MANAGED THE FUND SINCE 2000.

[PHOTOGRAPH OF RICHARD R. HINDERLIE OMITTED]

RICHARD R. HINDERLIE

TOTAL RETURN FUND
(FIXED-INCOME)

VICE PRESIDENT DICK HINDERLIE SERVES AS CO-PORTFOLIO MANAGER OF THE FUND, CONCENTRATING ON FIXED-INCOME SECURITIES. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED, U.S. TREASURY, AND MONEY MARKET INVESTMENT GRADE SECURITIES. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY.

DIVERSIFICATION IS KEY THROUGH VOLATILE TIMES

The past six months have certainly demonstrated the importance of diversification. Regardless of the direction the market takes, we will continue to emphasize a mix of holdings across all sectors of the S&P 500 on the equities side, while also maintaining a healthy investment in bonds. We believe that these strategies will help us to effectively manage risk over time.

In terms of our outlook for the economy, we feel generally optimistic. Although the U.S./Iraq conflict has not been resolved as of this writing and the possibility of deflation is a concern, we are positioning the fund for a recovery. Specifically, we are targeting companies that we think will benefit the most in an improved economic climate. At the same time, our focus on highly liquid fixed-income securities should continue to provide a cushion against any downside that may remain in the stock market.

LINE GRAPH: INVESCO TOTAL RETURN FUND - CLASS  A & CLASS B GROWTH OF $10,000(5)

This line graph  compares  the value of a $10,000  investment  in INVESCO  Total
Return Fund - Class A and the value of a $10,000 investment in INVESCO Total Return Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(6) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Total Return Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 11/30/02.

      INVESCO TOTAL RETURN    INVESCO TOTAL RETURN                        LEHMAN GOVERNMENT/
      FUND - CLASS A          FUND - CLASS B          S&P 500 INDEX(6)    CREDIT BOND INDEX(6)
4/02  $10,000                 $10,000                 $10,000             $10,000
11/02 $ 8,442                 $ 8,393                 $ 8,254             $10,868

LINE GRAPH:  INVESCO TOTAL RETURN FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Total Return Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(6) and to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Total Return Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 11/30/02.

                                                                LEHMAN GOVERNMENT/
      INVESCO TOTAL RETURN FUND - CLASS C    S&P 500 INDEX(6)   CREDIT BOND INDEX(6)
2/00  $10,000                                $10,000            $10,000
11/00 $ 9,857                                $ 9,707            $10,836
11/01 $ 9,788                                $ 8,522            $12,084
11/02 $ 8,833                                $ 7,115            $12,969

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(6)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, AND THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

QUESTIONS & ANSWERS

AN INTERVIEW WITH CHARLIE MAYER, DIRECTOR OF VALUE AND FIXED INCOME INVESTMENTS

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF VALUE AND FIXED-INCOME INVESTMENTS AT INVESCO FUNDS GROUP

VOLATILITY DEMANDS DISCIPLINE, PATIENCE

CHARLIE, OVER THE PAST SIX MONTHS, IT SEEMS AS IF WE'VE SEEN EVERY SIDE OF THE MARKET. HOW DID YOU NAVIGATE THROUGH THIS VOLATILITY?

CHARLIE MAYER: It's easy to get caught up in the latest headlines, but I think it's more effective to simply make sure you understand what you own at all times. No money manager can pick only winners, but you can go a long way by avoiding the big bombs. And to steer clear of the blow-ups, you need to live by your buy-and-sell discipline.

For me, that means focusing on companies with strong balance sheets, predictable earnings, positive cash flows, industry leadership positions, and first-rate management teams. If a company lacks any one of these elements, I won't buy it to begin with. Likewise, if a company I used to understand and have confidence in starts doing something that confuses me or doesn't add up, I sell it.

WHAT ELSE CAN YOU TELL US ABOUT YOUR SELL DISCIPLINE?

CHARLIE MAYER: Knowing when to sell is just as important -- or maybe even more important -- than knowing when to buy. I watch valuations closely, setting price targets based on our team's research and then sticking by these targets. There are worse things than missing some upside by selling a bit too soon. So many portfolio managers kept inflating their price targets during the boom years -- and this strategy ended up taking a heavy toll in a number of cases. It's never something that I've advocated.

I'm also committed to keeping position sizes reasonable, because if a holding gets too big, it can hurt you in the event that something goes wrong. Along the same lines, I'm never more than double-weighted versus the S&P 500 in any one sector, and I'm never completely out of any one sector. This strategy -- along with the combination funds' mix of asset classes -- helped a lot during such a volatile period, when sector leadership kept shifting.

Then there are fundamental changes to watch for. These include a management change, weakening cash flows, increased debt, and slower sales. There's also something that I call the "cockroach theory." Like seeing a cockroach in the kitchen when you turn the light on, when you find one problem with a company, there are usually more hidden in the floorboards. If you get a hint of trouble, it's often best to get out before things escalate. We certainly have seen this recently with several companies -- showing why it's so important to understand a company and act quickly once you sense something's gone awry.

"...WE HAVEN'T BEEN SUBJECTED TO ANY MORE MAJOR ACCOUNTING SHOCKS IN A WHILE, SO THAT FEELING OF WAITING FOR THE OTHER SHOE TO DROP HAS LIFTED SOMEWHAT."

SPEAKING OF PROBLEM COMPANIES, HAS THE ISSUE OF FRAUDULENT CORPORATE ACCOUNTING FINALLY MOVED TO THE BACK BURNER FOR INVESTORS?

CHARLIE MAYER: We hope so. It's unfortunate that so many bombshells were dropped all at once. Between the barrage of Enron-type revelations and greater scrutiny of the relationships between research and investment banking in financial institutions, investor sentiment certainly suffered.

On the positive side, most CEOs required to sign off on their financial statements by August 14 did so, which seems to have alleviated some of the pressure. And we haven't been subjected to any more major accounting shocks in a while, so that feeling of waiting for the other shoe to drop has lifted somewhat.

WHERE DO YOU THINK THE MARKET IS HEADED AT THIS POINT?

CHARLIE MAYER: Everyone wants instant gratification, but it takes time for overcapacity problems to work through the system. With this in mind, it's not surprising that we're still recovering from the excesses of the late 1990s. Pricing power remains elusive for most companies -- with the possible exceptions of insurers and brewers. This lack of pricing power, in combination with low interest rates, has fueled fears of deflation, which is probably one of the biggest question marks right now, along with worries over a potential war between the U.S. and Iraq.

On a positive note, the market rallied in October and November, and investors seem to be accepting more risk in anticipation of a recovery. Consumer spending has held up nicely, and we could also see corporate spending revive. After all, there has been very little spending on the corporate side for the past few years, and eventually companies will need to upgrade their technology and also spend in other areas to stay competitive. In fact, management leaders have been so cautious about spending, there's a chance they may have pulled back too far -- and a bounce in demand could result in a sudden capacity drought and a reversal of current conditions.

Needless to say, with so many possible scenarios in front of us, old-fashioned stock picking and diversification remain our priorities.

MARKET HEADLINES

"THE SELLING DURING JULY WAS SO WIDESPREAD AND INDISCRIMINATE THAT SOME OBSERVERS WONDERED IF THE BEAR MARKET HAD FINALLY FOUND ITS BOTTOM."

MARKET OVERVIEW:
JUNE 2002 THROUGH NOVEMBER 2002

Uncertainty persisted during the six-month period ended November 30, 2002, as investors were fed a steady diet of unnerving developments. Early on, extreme pessimism stemming from lackluster corporate profits, insider-trading scandals, the ongoing corporate accounting quagmire, and the terrorist threat kept investors on their heels. Then, as the summer unfolded, the Bush Administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

During the first three weeks of July, stocks endured a sharp sell-off, and the major market indexes broke through their previous lows that had been set in the days immediately following 9/11. The selling during July was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. As the month progressed, this speculation gained momentum, fueling a sharp (albeit choppy) rally that started during the last week of July and lasted into August.

There were reasons for optimism. For one, second calendar quarter corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore public confidence in corporate accounting, notably by mandating that the top executives of America's largest companies certify under oath that their financial statements legitimately reflect the health of their businesses. Corporate America also took steps to win back the public trust when several high-profile companies announced they would treat option compensation as an expense.

However, by the end of August, the rally stalled in response to a torrent of tepid economic data. Additionally, anxiety over the approaching anniversary of 9/11 and increased press coverage of the U.S.'s intentions toward Iraq further dampened the mood.

The prevailing pessimism in the market spurred a broad "flight-to-quality," as investor appetite for risk withered. Consequently, bonds, as they have for most of the past two years, continued to rally, particularly higher quality bonds and those with shorter maturities. As a result of this rotation, interest rates trended lower and the yield curve steepened. Many economists and market observers called for the Federal Reserve, which had not lowered interest rates since December of 2001, to ease liquidity again.

The gloom only deepened in September. Third-quarter pre-announcements of earnings shortfalls were prevalent, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines, and a labor dispute kept West Coast dockworkers from unloading cargo, resulting in a port lockout and mild inventory disruptions. All the while, the U.S.'s aggressive stance toward Iraq continued, fueling worries that war could break out soon. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

During October, the market's anxieties intensified, and stocks declined further, breaking through the lows set in July. Then, on October 9, the market reversed course on the heels of several stronger-than-expected corporate earnings reports. Interestingly, the month's economic data was not clearly positive. The fact that investors chose to focus on the month's positive developments rather than the negative was significant, as it marked a substantial change in the mood of investors. This optimism persisted into November, prompting some observers to wonder whether the bear market in equities had gone into hibernation. And, although stocks remained volatile with the occasional soft trading day, the market bought on the dips rather than selling on strength, again reflecting a dramatic change in attitude.

"AT THE END OF THE PERIOD, INVESTORS WERE FEELING BETTER ABOUT THE PROSPECTS FOR STOCKS AND THE ECONOMY THAN THEY DID LAST SPRING."

Strong performance from the technology and telecommunications sectors provided another reason to be encouraged about the sustainability of the rally. These two groups had borne the brunt of the selling throughout the bear market. The fact that they have performed the best during the change in psychology reflects the market's renewed tolerance for risk. Indeed, the latest rally could be characterized as a "flight-from-quality," with more defensive sectors underperforming. Bonds, which have served as a countertrade to equities for the better part of two years, also retreated, in part pressured by a half-point interest rate cut by the Federal Reserve.

At the end of the period, investors were feeling better about the prospects for stocks and the economy than they did last spring. But risks persist, including the Iraqi wildcard, holiday sales, and whether the modest recovery seen during the fall will persist into 2003.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------
BALANCED FUND
62.29  COMMON STOCKS
1.11   ADVERTISING
       Omnicom Group                                               60,600   $   4,123,830
==========================================================================================
1.63   AEROSPACE & DEFENSE
       United Technologies                                        219,800      13,730,906
==========================================================================================
1.42   ALUMINUM
       Alcoa Inc                                                  469,700      12,000,835
==========================================================================================
1.10   APPLICATION SOFTWARE
       Software HOLDRs Trust(a)                                   302,600       9,271,664
==========================================================================================
3.30   BANKS
       Bank of New York                                           348,300      10,570,905
       Fifth Third Bancorp                                        131,400       7,358,400
       Wells Fargo & Co                                           214,300       9,902,803
==========================================================================================
                                                                               27,832,108
1.12   BIOTECHNOLOGY
       Amgen Inc(b)                                               200,700       9,473,040
==========================================================================================
0.71   BREWERS
       Anheuser-Busch Cos                                         121,800       5,982,816
==========================================================================================
0.72   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(b)                    298,500       6,092,385
==========================================================================================
0.66   CASINOS & GAMING
       Harrah's Entertainment(b)                                  139,900       5,596,000
==========================================================================================
1.02   COMPUTER HARDWARE
       International Business Machines                             98,400       8,570,640
==========================================================================================
0.90   CONSUMER FINANCE
       Freddie Mac                                                110,400       6,363,456
       SLM Corp                                                    12,300       1,202,079
==========================================================================================
                                                                                7,565,535
1.23   DATA PROCESSING SERVICES
       Fiserv Inc(b)                                              304,900      10,342,208
==========================================================================================
0.53   DIVERSIFIED CHEMICALS
       Dow Chemical                                               141,000       4,497,900
==========================================================================================
2.52   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                              309,100      12,017,808
       JP Morgan Chase & Co                                       367,800       9,257,526
==========================================================================================
                                                                               21,275,334
1.23   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(b)                                                220,000      10,384,000
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

2.31   GENERAL MERCHANDISE STORES
       Target Corp                                                267,100   $   9,289,738
       Wal-Mart Stores                                            187,500      10,155,000
==========================================================================================
                                                                               19,444,738
1.69   HEALTH CARE EQUIPMENT
       Boston Scientific(b)                                       143,600       6,031,200
       Medtronic Inc                                              176,600       8,256,050
==========================================================================================
                                                                               14,287,250
0.96   HOME IMPROVEMENT RETAIL
       Home Depot                                                 306,900       8,108,298
==========================================================================================
0.48   HOUSEHOLD PRODUCTS
       Procter & Gamble                                            47,800       4,015,200
==========================================================================================
2.47   INDUSTRIAL CONGLOMERATES
       General Electric                                           373,600      10,124,560
       3M Co                                                       82,500      10,712,625
==========================================================================================
                                                                               20,837,185
1.89   INTEGRATED OIL & GAS
       Exxon Mobil                                                456,800      15,896,640
==========================================================================================
2.09   INTEGRATED TELECOMMUNICATION SERVICES
       AT&T Corp                                                   84,000       2,355,360
       BellSouth Corp                                             113,700       3,160,860
       SBC Communications                                         243,500       6,939,750
       Verizon Communications                                     123,800       5,184,744
==========================================================================================
                                                                               17,640,714
2.10   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Goldman Sachs Group                                         45,800       3,612,246
       Merrill Lynch & Co                                         164,700       7,164,450
       Stilwell Financial                                         473,500       6,969,920
==========================================================================================
                                                                               17,746,616
1.76   INVESTMENT COMPANIES
       DIAMONDS Trust Series I Shrs                                79,200       7,044,840
       Nasdaq-100 Trust Series 1 Shrs(b)                          282,600       7,805,412
==========================================================================================
                                                                               14,850,252
0.53   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(b)                89,400       4,470,000
==========================================================================================
2.27   MOVIES & ENTERTAINMENT
       AOL Time Warner(b)                                         706,500      11,565,405
       Viacom Inc Class B Shrs(b)                                 160,800       7,559,208
==========================================================================================
                                                                               19,124,613
1.97   MULTI-LINE INSURANCE
       American International Group                               255,500      16,645,825
==========================================================================================
0.75   NETWORKING EQUIPMENT
       Cisco Systems(b)                                           422,900       6,309,668
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

1.60   OIL & GAS DRILLING
       GlobalSantaFe Corp                                         228,000   $   5,841,360
       Noble Corp(b)                                              224,800       7,631,960
==========================================================================================
                                                                               13,473,320
0.57   OIL & GAS EQUIPMENT & SERVICES
       Baker Hughes                                               145,600       4,766,944
==========================================================================================
1.19   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Apache Corp                                                185,500       9,994,740
==========================================================================================
0.95   PAPER PRODUCTS
       International Paper                                        204,600       8,030,550
==========================================================================================
0.95   PERSONAL PRODUCTS
       Gillette Co                                                264,400       8,016,608
==========================================================================================
7.40   PHARMACEUTICALS
       Abbott Laboratories                                        198,500       8,690,330
       AmerisourceBergen Corp                                     120,300       6,979,806
       Forest Laboratories(b)                                     118,700      12,740,071
       Johnson & Johnson                                          164,600       9,385,492
       Merck & Co                                                 157,800       9,374,898
       Pfizer Inc                                                 339,800      10,717,292
       Teva Pharmaceutical Industries Ltd Sponsored ADR
         Representing Ord Shrs                                     57,100       4,514,326
==========================================================================================
                                                                               62,402,215
0.86   RAILROADS
       Norfolk Southern                                           365,500       7,211,315
==========================================================================================
0.77   SEMICONDUCTOR EQUIPMENT
       Applied Materials(b)                                       380,200       6,482,410
==========================================================================================
2.89   SEMICONDUCTORS
       Intel Corp                                                 442,500       9,239,400
       Semiconductor HOLDRs Trust(a)                              247,300       7,280,512
       Texas Instruments                                          388,200       7,806,702
==========================================================================================
                                                                               24,326,614
4.09   SYSTEMS SOFTWARE
       Microsoft Corp(b)                                          327,400      18,884,432
       Networks Associates(b)                                     227,200       4,146,400
       Symantec Corp(b)                                           103,900       4,543,547
       VERITAS Software(b)                                        381,500       6,935,670
==========================================================================================
                                                                               34,510,049
0.53   TELECOMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs             234,600       4,506,666
==========================================================================================
       TOTAL COMMON STOCKS (COST $502,544,373)                                519,837,631
==========================================================================================
26.24  FIXED INCOME SECURITIES
7.58   US GOVERNMENT OBLIGATIONS
       US Treasury Notes
         5.875%, 11/15/2004                                 $  25,000,000      26,826,175
         5.750%, 11/15/2005                                 $  25,000,000      27,277,350
         4.000%, 11/15/2012                                 $  10,000,000       9,825,780
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

       TOTAL US GOVERNMENT OBLIGATIONS
         (Amortized Cost $61,537,846)                                       $  63,929,305
==========================================================================================
11.15  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Gtd Mortgage Pass-Through Certificates
         5.500%, 10/1/2016                                  $  22,647,929      23,231,375
         5.500%, 5/1/2017                                   $   9,941,079      10,198,037
       Freddie Mac, Gold, Participation Certificates
         6.000%, 2/1/2017                                   $  13,876,692      14,408,839
         5.500%, 12/1/2016                                  $  12,865,641      13,203,696
         5.000%, 12/1/2016                                  $  22,947,350      23,145,527
       Government National Mortgage Association I
         Gtd Mortgage Pass-Through Certificates
          5.500%, 12/15/2031                                $   9,755,273       9,844,626
==========================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $90,653,033)                                        94,032,100
==========================================================================================
7.51   CORPORATE BONDS
0.41   AUTOMOBILE MANUFACTURERS
       Ford Motor Credit, Global Landmark Securities
         6.500%, 1/25/2007                                  $   1,000,000         974,198
       General Motors Acceptance, Sr Notes, 6.125%,
         8/28/2007                                          $   2,500,000       2,461,887
==========================================================================================
                                                                                3,436,085
0.49   BANKS
       Washington Mutual, Sr Notes, 4.375%, 1/15/2008       $   1,000,000         992,318
       Wells Fargo & Co, Sr Notes, 5.250%, 12/1/2007        $   3,000,000       3,163,548
==========================================================================================
                                                                                4,155,866
0.31   CABLE & SATELLITE OPERATORS
       Continental Cablevision, Sr Deb, 9.500%, 8/1/2013    $   2,500,000       2,662,500
==========================================================================================
0.37   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc, Sr Notes, 4.125%, 6/30/2005           $   3,000,000       3,084,183
==========================================================================================
4.98   ELECTRIC UTILITIES
       Cleveland Electric Illuminating, Secured Notes
         Series D, 7.880%, 11/1/2017                        $   1,000,000       1,133,493
       Commonwealth Edison, 1st Mortgage
         Series 76, 8.250%, 10/1/2006                       $   1,000,000       1,149,372
         Series 88, 8.375%, 2/15/2023                       $   4,000,000       4,194,236
       Consumers Energy, 1st & Refunding Mortgage
         7.375%, 9/15/2023                                  $   2,500,000       2,458,270
       El  Paso  Electric, 1st Mortgage, Series E,
         9.400%, 5/1/2011                                   $   2,000,000       2,019,750
       Indiana Michigan Power, 1st Mortgage Medium-Term
         Notes, 8.500%, 12/15/2022                          $   3,000,000       3,132,276
       Jersey Central Power & Light, 1st Mortgage
         Medium-Term Notes, Series C, 7.980%, 2/16/2023     $   2,000,000       2,059,162
       Metropolitan Edison, 1st Mortgage Medium-Term Notes
         Series B, 8.150%, 1/30/2023                        $   2,000,000       2,073,042
       New York State Electric & Gas, 1st Mortgage
         8.300%, 12/15/2022                                 $   1,500,000       1,554,698
       Niagara Mohawk Power, 1st Mortgage, 7.750%,
         5/15/2006                                          $   4,000,000       4,459,944
       Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022  $   2,500,000       2,611,050

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

       Public Service of New Mexico, Sr Notes
         Series A, 7.100%, 8/1/2005                         $   5,000,000   $   5,026,920
         Series B, 7.500%, 8/1/2018                         $   5,000,000       4,480,550
       Texas Utilities Electric, 1st Mortgage &
         Collateral Trust
           8.750%, 11/1/2023                                $   1,000,000       1,044,659
           7.875%, 4/1/2024                                 $   4,000,000       4,069,364
       Union Electric, 1st Mortgage, 8.250%, 10/15/2022     $     500,000         520,719
==========================================================================================
                                                                               41,987,505
0.19   HOUSEHOLD PRODUCTS
       Procter & Gamble, Notes, 4.750%, 6/15/2007           $   1,500,000       1,573,499
==========================================================================================
0.63   INTEGRATED TELECOMMUNICATION SERVICES
       Sprint Capital, Gtd Notes, 7.625%, 1/30/2011         $   1,325,000       1,180,054
       US WEST Communications, Notes, 5.650%, 11/1/2004     $   1,000,000         950,000
       Verizon Global Funding, Notes, 6.125%, 6/15/2007     $   3,000,000       3,202,812
==========================================================================================
                                                                                5,332,866
0.13   SOFT DRINKS
       Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009      $   1,075,000       1,072,177
==========================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $62,470,758)                    63,304,681
==========================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $214,661,637)                                        221,266,086
==========================================================================================
11.99  SHORT-TERM INVESTMENTS
4.64   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 3.875%, 7/31/2003
         (Amortized Cost $38,812,371)                       $  38,500,000      39,140,678
==========================================================================================
7.35   COMMERCIAL PAPER
3.56   CONSUMER FINANCE
       General Electric Capital, 1.380%, 12/2/2002          $  30,000,000      30,000,000
==========================================================================================
3.79   DIVERSIFIED FINANCIAL SERVICES
       State Street, Discount Notes, 1.330%, 12/2/2002      $  32,000,000      31,998,818
==========================================================================================
         TOTAL COMMERCIAL PAPER (Amortized Cost $61,998,818)                   61,998,818
==========================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $100,811,189)                                        101,139,496
==========================================================================================
99.88  TOTAL INVESTMENTS AT VALUE
         (COST $818,017,199)                                                  842,243,213
==========================================================================================
0.12   OTHER ASSETS LESS LIABILITIES                                            1,013,573
==========================================================================================
100.00 NET ASSETS AT VALUE                                                  $ 843,256,786
==========================================================================================

CORE EQUITY FUND
90.53  COMMON STOCKS
2.96   AEROSPACE & DEFENSE
       L-3 Communications Holdings(b)                             412,800   $  18,551,232
       Lockheed Martin                                            484,000      25,264,800
       United Technologies                                        530,000      33,109,100
==========================================================================================
                                                                               76,925,132

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

1.39   ALUMINUM
       Alcoa Inc                                                1,415,900   $  36,176,245
==========================================================================================
1.01   APPLICATION SOFTWARE
       PeopleSoft Inc(b)                                        1,338,200      26,282,248
==========================================================================================
7.77   BANKS
       Bank of America                                            367,100      25,726,368
       Bank of New York                                         1,601,600      48,608,560
       Charter One Financial                                    1,740,445      52,387,394
       Wachovia Corp                                              730,500      25,677,075
       Wells Fargo & Co                                         1,066,800      49,296,828
==========================================================================================
                                                                              201,696,225
2.84   BREWERS
       Anheuser-Busch Cos                                       1,500,000      73,680,000
==========================================================================================
0.55   CABLE & SATELLITE OPERATORS
       EchoStar Communications Class A Shrs(b)                    700,000      14,287,000
==========================================================================================
2.12   CASINOS & GAMING
       Harrah's Entertainment(b)                                1,000,000      40,000,000
       Park Place Entertainment(b)                              1,800,000      14,904,000
==========================================================================================
                                                                               54,904,000
2.99   COMPUTER HARDWARE
       Hewlett-Packard Co                                       2,162,500      42,125,500
       International Business Machines                            408,700      35,597,770
==========================================================================================
                                                                               77,723,270
1.56   DIVERSIFIED CHEMICALS
       Dow Chemical                                             1,267,300      40,426,870
==========================================================================================
4.50   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                            1,567,200      60,932,736
       JP Morgan Chase & Co                                     2,218,600      55,842,162
==========================================================================================
                                                                              116,774,898
0.92   ELECTRIC UTILITIES
       Dominion Resources                                         470,400      23,966,880
==========================================================================================
3.79   GENERAL MERCHANDISE STORES
       Target Corp                                              1,700,000      59,126,000
       Wal-Mart Stores                                            725,000      39,266,000
==========================================================================================
                                                                               98,392,000
1.02   HEALTH CARE SUPPLIES
       Alcon Inc(b)                                               630,100      26,401,190
==========================================================================================
3.55   INDUSTRIAL CONGLOMERATES
       General Electric                                         1,728,100      46,831,510
       3M Co                                                      350,000      45,447,500
==========================================================================================
                                                                               92,279,010
2.97   INDUSTRIAL MACHINERY
       Danaher Corp                                               415,000      26,078,600
       Illinois Tool Works                                        750,000      50,992,500
==========================================================================================
                                                                               77,071,100

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

5.50   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs             1,100,000   $  43,131,000
       Exxon Mobil                                              2,060,000      71,688,000
       Occidental Petroleum                                     1,006,400      28,028,240
==========================================================================================
                                                                              142,847,240
3.77   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                             700,000      19,460,000
       SBC Communications                                       1,429,700      40,746,450
       Verizon Communications                                     900,000      37,692,000
==========================================================================================
                                                                               97,898,450
5.38   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Lehman Brothers Holdings                                   718,700      44,128,180
       Merrill Lynch & Co                                       1,029,300      44,774,550
       Stilwell Financial                                       3,448,000      50,754,560
==========================================================================================
                                                                              139,657,290
1.23   IT CONSULTING & SERVICES
       Accenture Ltd(b)                                         1,664,600      32,043,550
==========================================================================================
1.75   LIFE & HEALTH INSURANCE
       John Hancock Financial Services                          1,483,900      45,362,823
==========================================================================================
1.14   OIL & GAS DRILLING
       GlobalSantaFe Corp                                         511,200      13,096,944
       Noble Corp(b)                                              484,500      16,448,775
==========================================================================================
                                                                               29,545,719
1.10   OIL & GAS EQUIPMENT & SERVICES
       Schlumberger Ltd                                           647,200      28,638,600
==========================================================================================
2.22   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Apache Corp                                                583,300      31,428,204
       Kerr-McGee Corp                                            578,500      26,177,125
==========================================================================================
                                                                               57,605,329
3.12   PACKAGED FOODS & MEATS
       Hershey Foods                                              350,300      22,555,817
       H.J. Heinz                                                 716,500      24,948,530
       Kellogg Co                                               1,000,000      33,370,000
==========================================================================================
                                                                               80,874,347
1.23   PAPER PACKAGING
       Temple-Inland Inc                                          650,000      31,882,500
==========================================================================================
2.05   PAPER PRODUCTS
       Bowater Inc                                                750,000      32,535,000
       International Paper                                        526,300      20,657,275
==========================================================================================
                                                                               53,192,275
2.34   PERSONAL PRODUCTS
       Gillette Co                                              2,000,000      60,640,000
==========================================================================================
6.22   PHARMACEUTICALS
       Eli Lilly & Co                                             383,500      26,193,050
       Forest Laboratories(b)                                     179,200      19,233,536

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

       Merck & Co                                                 735,300   $  43,684,173
       Pfizer Inc                                               1,500,000      47,310,000
       Pharmacia Corp                                             589,200      24,923,160
==========================================================================================
                                                                              161,343,919
1.83   PUBLISHING & PRINTING
       McGraw-Hill Cos                                            800,000      47,432,000
==========================================================================================
1.68   RAILROADS
       Kansas City Southern(b)                                    950,000      12,112,500
       Norfolk Southern                                         1,596,000      31,489,080
==========================================================================================
                                                                               43,601,580
1.04   SEMICONDUCTOR EQUIPMENT
       Applied Materials(b)                                     1,581,600      26,966,280
==========================================================================================
4.21   SEMICONDUCTORS
       Analog Devices(b)                                          697,900      21,418,551
       Intel Corp                                               2,633,400      54,985,392
       Texas Instruments                                        1,638,400      32,948,224
==========================================================================================
                                                                              109,352,167
1.94   SYSTEMS SOFTWARE
       Microsoft Corp(b)                                          873,900      50,406,552
==========================================================================================
2.84   TELECOMMUNICATIONS EQUIPMENT
       General Motors Class H Shrs(b)                           2,222,100      25,954,128
       Nokia Corp Sponsored ADR Representing Ord Shrs           2,489,900      47,830,979
==========================================================================================
                                                                               73,785,107
       TOTAL COMMON STOCKS (COST $1,995,881,199)                            2,350,061,796
==========================================================================================
2.62   FIXED INCOME SECURITIES
0.02   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 4.375%, 8/15/2012
          (Amortized Cost $368,616)                         $     360,000         364,472
==========================================================================================
2.60   CORPORATE BONDS
2.58   ELECTRIC UTILITIES
       Appalachian Power, Sr Notes, Series E,
         4.800%, 6/15/2005                                  $     925,000         917,357
       Cleveland Electric Illuminating
         1st Mortgage, Series B, 9.500%, 5/15/2005          $   8,225,000       8,255,334
         Secured Notes, Series D, 7.880%, 11/1/2017         $   2,895,000       3,281,462
       Commonwealth Edison, 1st Mortgage, Series 88
         8.375%, 2/15/2023                                  $   1,425,000       1,494,197
       Consumers Energy, 1st & Refunding Mortgage
         7.375%, 9/15/2023                                  $   5,700,000       5,604,856
       Duquesne Light, 1st Collateral Trust, 7.550%,
         6/15/2025                                          $   2,660,000       2,683,028
       El Paso Electric, 1st Mortgage, Series D, 8.900%,
        2/1/2006                                            $   3,215,000       3,301,239
       Indiana Michigan Power, 1st Mortgage Medium-Term
         Notes, 8.500%, 12/15/2022                          $   3,400,000       3,549,913
       New York State Electric & Gas, 1st Mortgage
         8.300%, 12/15/2022                                 $   8,250,000       8,550,836
       Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022  $   2,000,000       2,088,840
       Potomac Edison, 1st Mortgage, 8.000%, 12/1/2022      $   6,000,000       5,377,182

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

       Public Service of New Mexico, Sr Notes, Series A
         7.100%, 8/1/2005                                   $  18,675,000   $  18,775,546
       Texas Utilities Electric, 1st Mortgage & Collateral
          Trust 7.875%, 4/1/2024                            $   3,085,000       3,138,497
==========================================================================================
                                                                               67,018,287
0.02   INTEGRATED TELECOMMUNICATION SERVICES
       Verizon Maryland, Notes, 6.125%, 3/1/2012            $     590,000         615,682
==========================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $68,235,333)                    67,633,969
==========================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $68,603,949)                                          67,998,441
==========================================================================================
6.81   SHORT-TERM INVESTMENTS
6.74   COMMERCIAL PAPER
1.93   BANKS
       UBS Finance, Discount Notes, 1.360%, 12/2/2002       $  50,000,000      49,998,111
==========================================================================================
1.93   CONSUMER FINANCE
       General Electric Capital, 1.380%, 12/2/2002          $  50,000,000      50,000,000
==========================================================================================
1.93   CONSUMER RECEIVABLES
       New Center Asset Trust, Series 1, Discount Notes
         1.380%, 12/2/2002                                  $  50,000,000      49,998,083
==========================================================================================
0.95   DIVERSIFIED FINANCIAL SERVICES
       State Street, Discount Notes, 1.330%, 12/2/2002      $  25,000,000      24,999,076
==========================================================================================
         TOTAL COMMERCIAL PAPER (Amortized Cost $174,995,270)                 174,995,270
==========================================================================================
0.07   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         11/29/2002 due 12/2/2002 at 1.250%, repurchased at
         $1,688,176 (Collateralized by Federal Home Loan
         Bank, Bonds, due 5/14/2004 at 3.375%, value
         $1,724,793) (Cost $1,688,000)                      $   1,688,000       1,688,000
==========================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $176,683,270)                                        176,683,270
==========================================================================================
99.96  TOTAL INVESTMENTS AT VALUE
         (COST $2,241,168,418)                                              2,594,743,507
==========================================================================================
0.04   OTHER ASSETS LESS LIABILITIES                                            1,020,919
==========================================================================================
100.00 NET ASSETS AT VALUE                                                $ 2,595,764,426
==========================================================================================

TOTAL RETURN FUND
64.40  COMMON STOCKS
2.71   AEROSPACE & DEFENSE
       L-3 Communications Holdings(b)                             100,300 $     4,507,482
       Lockheed Martin                                            169,000       8,821,800
       United Technologies                                        173,000      10,807,310
==========================================================================================
                                                                               24,136,592
1.37   ALUMINUM
       Alcoa Inc                                                  476,700      12,179,685
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

0.61   APPLICATION SOFTWARE
       PeopleSoft Inc(b)                                          277,400 $     5,448,136
==========================================================================================
7.42   BANKS
       Bank of America                                            341,100      23,904,288
       Bank One                                                   348,200      13,750,418
       Mellon Financial                                           364,200      10,944,210
       Wells Fargo & Co                                           380,000      17,559,800
==========================================================================================
                                                                               66,158,716
2.02   BREWERS
       Anheuser-Busch Cos                                         367,300      18,041,776
==========================================================================================
2.27   COMPUTER HARDWARE
       Hewlett-Packard Co                                         531,600      10,355,568
       International Business Machines                            114,100       9,938,110
==========================================================================================
                                                                               20,293,678
1.16   CONSUMER FINANCE
       Freddie Mac                                                179,300      10,334,852
==========================================================================================
1.15   DIVERSIFIED CHEMICALS
       Dow Chemical                                               322,800      10,297,320
==========================================================================================
2.13   DIVERSIFIED FINANCIAL SERVICES
       Citigroup Inc                                              398,200      15,482,016
       JP Morgan Chase & Co                                       141,000       3,548,970
==========================================================================================
                                                                               19,030,986
1.28   ELECTRIC UTILITIES
       Consolidated Edison                                         97,700       3,883,575
       Dominion Resources                                          44,200       2,251,990
       NiSource Inc                                               270,700       5,275,943
==========================================================================================
                                                                               11,411,508
1.23   ELECTRICAL COMPONENTS & EQUIPMENT
       SPX Corp(b)                                                232,000      10,950,400
==========================================================================================
2.14   GENERAL MERCHANDISE STORES
       Target Corp                                                548,000      19,059,440
==========================================================================================
0.94   HOUSEHOLD PRODUCTS
       Procter & Gamble                                           100,100       8,408,400
==========================================================================================
1.84   INDUSTRIAL CONGLOMERATES
       General Electric                                           606,100      16,425,310
==========================================================================================
1.28   INDUSTRIAL GASES
       Praxair Inc                                                193,200      11,398,800
==========================================================================================
2.68   INDUSTRIAL MACHINERY
       Danaher Corp                                               145,000       9,111,800
       Illinois Tool Works                                        217,100      14,760,629
==========================================================================================
                                                                               23,872,429
1.13   INSURANCE BROKERS
       Marsh & McLennan                                           214,400      10,119,680
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

3.03   INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs               244,200   $   9,575,082
       Exxon Mobil                                                500,800      17,427,840
==========================================================================================
                                                                               27,002,922
4.23   INTEGRATED TELECOMMUNICATION SERVICES
       BellSouth Corp                                             200,000       5,560,000
       SBC Communications                                         473,400      13,491,900
       Verizon Communications                                     446,500      18,699,420
==========================================================================================
                                                                               37,751,320
4.74   INVESTMENT ADVISER/BROKER DEALER SERVICES
       Lehman Brothers Holdings                                   335,900      20,624,260
       Merrill Lynch & Co                                         327,900      14,263,650
       Stilwell Financial                                         500,000       7,360,000
==========================================================================================
                                                                               42,247,910
0.72   IT CONSULTING & SERVICES
       Accenture Ltd(b)                                           335,200       6,452,600
==========================================================================================
1.15   OIL & GAS DRILLING
       GlobalSantaFe Corp                                         172,900       4,429,698
       Noble Corp(b)                                              170,900       5,802,055
==========================================================================================
                                                                               10,231,753
0.92   OIL & GAS EXPLORATION, PRODUCTION &
         TRANSPORTATION
       Kerr-McGee Corp                                            181,800       8,226,450
==========================================================================================
1.70   PACKAGED FOODS & MEATS
       H.J. Heinz                                                 200,000       6,964,000
       Hershey Foods                                              127,600       8,216,164
==========================================================================================
                                                                               15,180,164
2.06   PAPER PRODUCTS
       Bowater Inc                                                246,000      10,671,480
       International Paper                                        196,100       7,696,925
==========================================================================================
                                                                               18,368,405
4.55   PHARMACEUTICALS
       Eli Lilly & Co                                              81,700       5,580,110
       Merck & Co                                                 263,500      15,654,535
       Pfizer Inc                                                 344,000      10,849,760
       Pharmacia Corp                                             200,000       8,460,000
==========================================================================================
                                                                               40,544,405
0.97   PUBLISHING & PRINTING
       McGraw-Hill Cos                                            145,900       8,650,411
==========================================================================================
1.30   RAILROADS
       Union Pacific                                              201,000      11,637,900
==========================================================================================
0.62   SEMICONDUCTOR EQUIPMENT
       Applied Materials(b)                                       325,000       5,541,250
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

3.07   SEMICONDUCTORS
       Analog Devices(b)                                           90,100   $   2,765,169
       Intel Corp                                                 683,900      14,279,832
       Texas Instruments                                          515,500      10,366,705
==========================================================================================
                                                                               27,411,706
1.29   TELECOMMUNICATIONS EQUIPMENT
       Nokia Corp Sponsored ADR Representing Ord Shrs             600,000      11,526,000
==========================================================================================
0.69   TOBACCO
       Philip Morris                                              163,500       6,167,220
==========================================================================================
       TOTAL COMMON STOCKS (COST $574,483,766)                                574,508,124
==========================================================================================
30.11  FIXED INCOME SECURITIES
3.38   US GOVERNMENT OBLIGATIONS
       US Treasury Notes
         4.000%, 11/15/2012                                 $  10,000,000       9,825,780
         3.000%, 2/29/2004                                  $  20,000,000      20,332,040
==========================================================================================
         TOTAL US GOVERNMENT OBLIGATIONS
           (Amortized Cost $29,824,426)                                        30,157,820
==========================================================================================
20.50  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
         Benchmark Notes, 5.125%, 2/13/2004                 $  15,000,000      15,593,970
         Gtd Mortgage Pass-Through Certificates
          5.500%, 5/1/2017                                  $   6,935,636       7,114,910
          5.000%, 1/1/2017                                  $  30,196,050      30,454,453
       Freddie Mac, Gold, Participation Certificates
         6.000%, 2/1/2017                                   $  13,876,692      14,408,838
         5.500%, 12/1/2016                                  $  17,518,592      17,978,907
         5.000%, 11/1/2016                                  $  13,755,591      13,874,386
       Government National Mortgage Association I
         Gtd Mortgage Pass-Through Certificates
          6.000%, 7/15/2028                                 $   7,147,799       7,373,352
          6.000%, 1/15/2029                                 $  27,646,104      28,494,110
          6.000%, 4/15/2029                                 $   6,714,335       6,920,288
          5.500%, 1/15/2017                                 $  17,446,284      18,024,971
       Government National Mortgage Association I & II
         Single Issuer
          6.000%, 2/15/2029                                 $  12,411,883      12,792,601
          5.500%, 1/15/2032                                 $   9,691,181       9,779,216
==========================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $174,834,900)                                      182,810,002
==========================================================================================
6.23   CORPORATE BONDS
0.67   AUTOMOBILE MANUFACTURERS
       Ford Motor Credit, Global Landmark Securities
        6.500%, 1/25/2007                                   $   1,000,000         974,198
       General Motors Acceptance, Sr Notes, 6.125%,
        2/1/2007                                            $   5,000,000       4,979,195
==========================================================================================
                                                                                5,953,393
1.81   BANKS
       SunTrust Banks, Sr Notes, 6.250%, 6/1/2008           $  10,850,000      11,968,559
       Washington Mutual, Sr Notes, 4.375%, 1/15/2008       $   1,000,000         992,318

                                                                SHARES OR
                                                                PRINCIPAL
%      DESCRIPTION                                                 AMOUNT           VALUE
------------------------------------------------------------------------------------------

       Wells Fargo & Co, Notes, 5.250%, 12/1/2007           $   3,000,000   $   3,163,548
==========================================================================================
                                                                               16,124,425
0.95   BREWERS
       Anheuser-Busch Cos, Notes, 5.375%, 9/15/2008         $   8,000,000       8,488,120
==========================================================================================
0.93   DIVERSIFIED FINANCIAL SERVICES
       Associates  Corp of North  America,  Sr  Notes,
        5.500%, 2/15/2004                                   $   5,000,000       5,204,975
       Citigroup Inc, Sr Notes, 4.125%, 6/30/2005           $   3,000,000       3,084,183
==========================================================================================
                                                                                8,289,158
0.17   HOUSEHOLD PRODUCTS
       Procter & Gamble, Notes, 4.750%, 6/15/2007           $   1,500,000       1,573,498
==========================================================================================
0.36   INTEGRATED TELECOMMUNICATION SERVICES
       Verizon Global Funding, Notes, 6.125%, 6/15/2007     $   3,000,000       3,202,812
==========================================================================================
0.61   PACKAGED FOODS & MEATS
       CPC International, Notes, Series C, 6.150%,
         1/15/2006                                          $   5,000,000       5,420,800
==========================================================================================
0.59   RAILROADS
       Norfolk Southern, Sr Notes, 6.200%, 4/15/2009        $   5,000,000       5,301,160
==========================================================================================
0.14   SOFT DRINKS
       Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009      $   1,250,000       1,246,717
==========================================================================================
         TOTAL CORPORATE BONDS (Amortized Cost $52,747,831)                    55,600,083
==========================================================================================
       TOTAL FIXED INCOME SECURITIES
        (AMORTIZED COST $257,407,157)                                         268,567,905
==========================================================================================
5.57   SHORT-TERM INVESTMENTS
2.56   US GOVERNMENT OBLIGATIONS
       US Treasury Notes, 3.875%, 7/31/2003
         (Amortized Cost $22,670,156)                       $  22,500,000      22,874,423
==========================================================================================
2.92   COMMERCIAL PAPER -- DIVERSIFIED FINANCIAL SERVICES
       State Street, Discount Notes, 1.330%, 12/2/2002
         (Amortized Cost $25,999,039)                       $  26,000,000      25,999,039
==========================================================================================
0.09   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         11/29/2002 due 12/2/2002 at 1.250%, repurchased
         at $813,085 (Collateralized by Federal Home Loan
         Bank, Bonds, due 10/8/2004, value $828,787) (Cost
         $813,000)                                          $     813,000         813,000
==========================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $49,482,195)                                          49,686,462
==========================================================================================
100.08 TOTAL INVESTMENTS AT VALUE
        (COST $881,373,118)                                                   892,762,491
==========================================================================================
(0.08) OTHER ASSETS LESS LIABILITIES                                             (733,767)
==========================================================================================
100.00 NET ASSETS AT VALUE                                                  $ 892,028,724
==========================================================================================

(a) HOLDRs - Holding Company Depositary Receipts

(b) Security is non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                                                     CORE
                                                           BALANCED                EQUITY
                                                               FUND                  FUND
------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                        $   818,017,199     $   2,241,168,418
==========================================================================================
  At Value(a)                                       $   842,243,213     $   2,594,743,507
Cash                                                              0                26,716
Receivables:
  Investment Securities Sold                             10,907,927            16,430,632
  Fund Shares Sold                                        1,052,784             1,451,389
  Dividends and Interest                                  2,818,856             6,381,168
Prepaid Expenses and Other Assets                           104,070               326,370
==========================================================================================
TOTAL ASSETS                                            857,126,850         2,619,359,782
==========================================================================================
LIABILITIES
Payables:
  Custodian                                                 235,009                     0
  Distributions to Shareholders                              47,182               553,411
  Investment Securities Purchased                         2,999,207            13,677,626
  Fund Shares Repurchased                                 6,679,489             8,166,909
  Borrowing from an Affiliated Fund (Note 6)              3,700,000                     0
Accrued Distribution Expenses
  Investor Class                                            125,323               515,000
  Class A                                                        83                   988
  Class B                                                       132                   365
  Class C                                                     2,211                 6,631
  Class K                                                     3,413                 6,421
Accrued Expenses and Other Payables                          78,015               668,005
==========================================================================================
TOTAL LIABILITIES                                        13,870,064            23,595,356
==========================================================================================
NET ASSETS AT VALUE                                 $   843,256,786     $   2,595,764,426
==========================================================================================
NET ASSETS
Paid-in Capital(b)                                  $ 1,158,819,200     $   2,484,175,683
Accumulated Undistributed Net Investment Loss              (986,308)             (253,900)
Accumulated Undistributed Net Realized Loss
  on Investment Securities                             (338,802,120)         (241,732,446)
Net Appreciation of Investment Securities                24,226,014           353,575,089
==========================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                                $   843,256,786     $   2,595,764,426
==========================================================================================
NET ASSETS AT VALUE:
  Institutional Class                               $   224,678,422                     --
==========================================================================================
  Investor Class                                    $   606,063,613     $   2,565,199,866
==========================================================================================
  Class A                                           $       323,003     $       3,432,984
==========================================================================================
  Class B                                           $       168,845     $         513,495
==========================================================================================
  Class C                                           $     2,659,370     $       8,559,527
==========================================================================================
  Class K                                           $     9,363,533     $      18,058,554
==========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                                                     CORE
                                                           BALANCED                EQUITY
                                                               FUND                  FUND
                                                         (CONTINUED)           (CONTINUED)
------------------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                    18,154,952                    --
  Investor Class                                         48,390,302           253,602,517
  Class A                                                    26,151               341,707
  Class B                                                    13,789                51,303
  Class C                                                   211,564               852,673
  Class K                                                   755,742             1,816,038
==========================================================================================
NET ASSET VALUE PER SHARE:
  Institutional  Class, Offering and Redemption
    Price per Share                                 $         12.38                    --
  Investor Class, Offering and Redemption Price
    per Share                                       $         12.52     $           10.12
  Class A
    Redemption Price per Share                      $         12.35     $           10.05
    Offering Price per Share (Maximum sales charge
      of 5.50%)                                     $         13.07     $           10.63
  Class B, Offering and Redemption Price per Share  $         12.24     $           10.01
  Class C, Offering and Redemption Price per Share  $         12.57     $           10.04
  Class K, Offering and Redemption Price per Share  $         12.39     $            9.94
==========================================================================================

(a)  Investment  securities  at cost and value at November  30, 2002  includes a repurchase agreement of $1,688,000 for Core Equity Fund.

(b)  The  INVESCO  Combination  Stock  &  Bond  Funds,  Inc.  have  7.5  billion authorized shares of common stock,  par value of $0.01 per share.  Of such shares,  700 million have been  allocated to Balanced Fund and 5 billion to Core  Equity  Fund:  200  million to
     Balanced  Fund - Investor  Class,  100 million to each  additional  class of  Balanced
     Fund and 1 billion to each class of Core Equity Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED


                                                                   TOTAL RETURN
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                   $    881,373,118
================================================================================
  At Value(a)                                                  $    892,762,491
Cash                                                                        359
Receivables:
  Investment Securities Sold                                          4,254,668
  Fund Shares Sold                                                    1,388,228
  Dividends and Interest                                              3,296,808
Prepaid Expenses and Other Assets                                       140,385
================================================================================
TOTAL ASSETS                                                        901,842,939
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                                          71,652
  Investment Securities Purchased                                     2,677,520
  Fund Shares Repurchased                                             6,638,550
Accrued Distribution Expenses
  Investor Class                                                        181,271
  Class A                                                                   150
  Class B                                                                   216
  Class C                                                                   530
Accrued Expenses and Other Payables                                     244,326
================================================================================
TOTAL LIABILITIES                                                     9,814,215
================================================================================
NET ASSETS AT VALUE                                            $    892,028,724
================================================================================
NET ASSETS
Paid-in Capital(b)                                             $    908,870,776
Accumulated Undistributed Net Investment Income                         464,426
Accumulated Undistributed Net Realized Loss
  on Investment Securities                                          (28,695,851)
Net Appreciation of Investment Securities                            11,389,373
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding          $    892,028,724
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                               $    890,408,037
================================================================================
  Class A                                                      $        377,645
================================================================================
  Class B                                                      $        309,678
================================================================================
  Class C                                                      $        933,364
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED
                                                                   TOTAL RETURN
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                     39,909,525
  Class A                                                                17,143
  Class B                                                                14,126
  Class C                                                                42,995
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share      $          22.31
  Class A
    Redemption Price per Share                                 $          22.03
    Offering Price per Share (Maximum sales charge of 5.50%)   $          23.31
  Class B, Offering and Redemption Price per Share             $          21.92
  Class C, Offering and Redemption Price per Share             $          21.71
================================================================================

(a) Investment securities at cost and value at November 30, 2002 includes a repurchase agreement of $813,000.

(b) The INVESCO Combination Stock & Bond Funds, Inc. have 7.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.3 billion have been allocated to Total Return Fund: 300 million to each class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2002
UNAUDITED

                                                                                     CORE
                                                           BALANCED                EQUITY
                                                               FUND                  FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                           $     3,255,788     $      21,342,502
Dividends from Affiliated Investment Companies                    0                87,432
Interest                                                  8,302,456             6,486,075
  Foreign Taxes Withheld                                     (3,201)              (89,086)
==========================================================================================
  TOTAL INCOME                                           11,555,043            27,826,923
==========================================================================================
EXPENSES
Investment Advisory Fees                                  2,477,181             6,750,043
Distribution Expenses                                       862,491             3,379,663
Transfer Agent Fees                                       1,651,570             2,913,840
Administrative Services Fees                                204,256               603,545
Custodian Fees and Expenses                                  59,650               156,402
Directors' Fees and Expenses                                 42,604               114,309
Interest Expenses                                             1,298                     0
Professional Fees and Expenses                               32,037                67,123
Registration Fees and Expenses - Institutional Class          5,969                    --
Registration Fees and Expenses - Investor Class              12,614                20,042
Registration Fees and Expenses - Class K                        158                   158
Reports to Shareholders                                      71,804               434,546
Other Expenses                                               24,399                62,769
==========================================================================================
  TOTAL EXPENSES                                          5,446,031            14,502,440
  Fees and Expenses Absorbed/Reimbursed by Investment
    Adviser                                                (163,598)             (117,284)
  Fees and Expenses Paid Indirectly                          (1,111)             (146,081)
==========================================================================================
    NET EXPENSES                                          5,281,322            14,239,075
==========================================================================================
NET INVESTMENT INCOME                                     6,273,721            13,587,848
==========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities             (110,622,720)         (200,047,553)
Change in Net Appreciation/Depreciation of Investment
  Securities                                             15,357,322          (217,078,020)
==========================================================================================
NET LOSS ON INVESTMENT SECURITIES                       (95,265,398)         (417,125,573)
==========================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS          $   (88,991,677)    $    (403,537,725)
==========================================================================================

See Notes to Financial Statements

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2002
UNAUDITED

                                                                   TOTAL RETURN
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $      6,019,568
Interest                                                              8,906,332
  Foreign Taxes Withheld                                                (19,882)
================================================================================
  TOTAL INCOME                                                       14,906,018
================================================================================
EXPENSES
Investment Advisory Fees                                              3,311,152
Distribution Expenses                                                 1,182,998
Transfer Agent Fees                                                   2,308,721
Administrative Services Fees                                            217,344
Custodian Fees and Expenses                                              60,643
Directors' Fees and Expenses                                             45,865
Interest Expenses                                                         3,016
Professional Fees and Expenses                                           34,806
Registration Fees and Expenses - Investor Class                          12,794
Reports to Shareholders                                                  45,132
Other Expenses                                                           23,012
================================================================================
  TOTAL EXPENSES                                                      7,245,483
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser        (1,246,987)
  Fees and Expenses Paid Indirectly                                        (625)
================================================================================
    NET EXPENSES                                                      5,997,871
================================================================================
NET INVESTMENT INCOME                                                 8,908,147
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (50,610,379)
Change in Net Appreciation/Depreciation of Investment Securities    (40,303,516)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (90,913,895)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                     $    (82,005,748)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
BALANCED FUND

                                                       SIX MONTHS                 YEAR
                                                            ENDED                ENDED
                                                      NOVEMBER 30               MAY 31
---------------------------------------------------------------------------------------
                                                             2002                 2002
                                                        UNAUDITED              (Note 1)
OPERATIONS
Net Investment Income                               $   6,273,721       $   18,818,249
Net Realized Loss                                    (110,622,720)        (139,683,855)
Change in Net Appreciation/Depreciation                15,357,322          (31,166,727)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (88,991,677)        (152,032,333)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Institutional Class                                  (2,245,920)          (4,989,827)
  Investor Class                                       (4,914,733)         (13,983,728)
  Class A                                                  (4,439)              (1,242)
  Class B                                                  (2,950)                (511)
  Class C                                                  (3,968)             (24,293)
  Class K                                                 (61,121)            (248,610)
=======================================================================================
TOTAL DISTRIBUTIONS                                    (7,233,131)         (19,248,211)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                                  31,263,877          129,018,119
  Investor Class                                      136,927,447          308,633,173
  Class A                                                 356,669              128,640
  Class B                                                 113,188               59,318
  Class C                                               3,382,206            8,474,793
  Class K                                                 980,186           14,504,827
Reinvestment of Distributions
  Institutional Class                                   2,245,920            4,989,827
  Investor Class                                        4,844,322           13,828,226
  Class A                                                   4,235                1,242
  Class B                                                   2,562                  511
  Class C                                                   3,455               19,826
  Class K                                                  61,121              248,610
=======================================================================================
                                                      180,185,188          479,907,112
Amounts Paid for Repurchases of Shares
  Institutional Class                                 (13,893,630)         (28,508,579)
  Investor Class                                     (245,701,111)        (483,435,395)
  Class A                                                (150,325)                   0
  Class B                                                  (2,102)                   0
  Class C                                              (4,621,602)         (11,537,947)
  Class K                                              (2,725,371)          (1,803,768)
=======================================================================================
                                                     (267,094,141)        (525,285,689)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (86,908,953)         (45,378,577)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                         (183,133,761)        (216,659,121)
NET ASSETS
Beginning of Period                                 1,026,390,547        1,243,049,668
=======================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($986,308) and ($26,898), respectively)           $ 843,256,786       $1,026,390,547
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
CORE EQUITY FUND

                                                       SIX MONTHS                 YEAR
                                                            ENDED                ENDED
                                                      NOVEMBER 30               MAY 31
---------------------------------------------------------------------------------------
                                                             2002                 2002
                                                        UNAUDITED              (Note 1)
OPERATIONS
Net Investment Income                              $   13,587,848       $   44,815,277
Net Realized Loss                                    (200,047,553)         (33,245,896)
Change in Net Appreciation/Depreciation              (217,078,020)        (511,535,308)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS           (403,537,725)        (499,965,927)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                      (13,648,706)        (165,670,113)
  Class A                                                 (18,797)              (2,047)
  Class B                                                  (2,281)              (1,781)
  Class C                                                       0             (359,720)
  Class K                                                 (25,622)            (739,296)
=======================================================================================
TOTAL DISTRIBUTIONS                                   (13,695,406)        (166,772,957)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                      381,894,891          603,172,593
  Class A                                               5,858,078              303,006
  Class B                                                 319,911              262,620
  Class C                                               4,780,961           13,639,460
  Class K                                               3,662,786           29,970,996
Reinvestment of Distributions
  Investor Class                                       12,557,006          154,372,395
  Class A                                                  17,218                1,436
  Class B                                                   1,473                1,309
  Class C                                                       0              349,517
  Class K                                                  25,622              739,271
=======================================================================================
                                                      409,117,946          802,812,603
Amounts Paid for Repurchases of Shares
  Investor Class                                     (602,633,189)      (1,028,601,609)
  Class A                                              (2,780,755)                 (46)
  Class B                                                 (33,699)                   0
  Class C                                              (4,658,269)         (12,826,301)
  Class K                                              (9,555,447)          (1,534,657)
=======================================================================================
                                                     (619,661,359)      (1,042,962,613)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (210,543,413)        (240,150,010)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                         (627,776,544)        (906,888,894)
NET ASSETS
Beginning of Period                                 3,223,540,970        4,130,429,864
=======================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($253,900) and ($146,342), respectively)         $2,595,764,426       $3,223,540,970
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TOTAL RETURN FUND

                                                       SIX MONTHS                 YEAR
                                                            ENDED                ENDED
                                                      NOVEMBER 30               MAY 31
---------------------------------------------------------------------------------------
                                                             2002                 2002
                                                        UNAUDITED              (Note 1)
OPERATIONS
Net Investment Income                               $   8,908,147       $   19,651,747
Net Realized Gain (Loss)                              (50,610,379)          40,509,373
Change in Net Appreciation/Depreciation               (40,303,516)        (129,974,628)
=======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS            (82,005,748)         (69,813,508)
=======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                       (8,328,301)         (55,124,752)
  Class A                                                  (3,943)              (1,067)
  Class B                                                  (3,787)                (973)
  Class C                                                    (609)             (17,443)
=======================================================================================
TOTAL DISTRIBUTIONS                                    (8,336,640)         (55,144,235)
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                      113,945,314          312,906,719
  Class A                                               1,348,798               93,238
  Class B                                                 223,097               91,181
  Class C                                               3,467,170            9,997,919
Reinvestment of Distributions
  Investor Class                                        8,148,298           54,393,521
  Class A                                                   3,258                1,067
  Class B                                                   2,407                  413
  Class C                                                     593               17,443
=======================================================================================
                                                      127,138,935          377,501,501
Amounts Paid for Repurchases of Shares
  Investor Class                                     (221,589,577)        (624,755,474)
  Class A                                              (1,076,230)                   0
  Class B                                                  (1,113)                   0
  Class C                                              (3,071,379)          (9,695,008)
=======================================================================================
                                                     (225,738,299)        (634,450,482)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        (98,599,364)        (256,948,981)
=======================================================================================
TOTAL DECREASE IN NET ASSETS                         (188,941,752)        (381,906,724)
NET ASSETS
Beginning of Period                                 1,080,970,476        1,462,877,200
=======================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income (Loss) of
  $464,426, and ($107,081), respectively)           $ 892,028,724       $1,080,970,476
=======================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
UNAUDITED

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Combination Stock & Bond Funds, Inc. is incorporated in Maryland and presently consists of three separate funds: Balanced Fund, Core Equity Fund and Total Return Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to achieve a high total return on investments through growth and current income. INVESCO Combination Stock & Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Total Return Fund's Class K shares were effective September 30, 2001. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales price is not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended November 30, 2002, Core Equity Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Investments in securities of U.S. Government agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting prinicples generally accepted in the United States.

The tax components of the Fund at November 30, 2002 include:

                                      COST OF       GROSS TAX       GROSS TAX           NET TAX
                              INVESTMENTS FOR      UNREALIZED      UNREALIZED      APPRECIATION
FUND                             TAX PURPOSES    APPRECIATION    DEPRECIATION    ON INVESTMENTS
-----------------------------------------------------------------------------------------------
Balanced Fund                  $  838,352,787   $  51,357,840   $  47,467,414      $  3,890,426
Core Equity Fund                2,241,691,317     516,173,239     163,121,049       353,052,190
Total Return Fund                 883,272,748      91,190,256      81,700,513         9,489,743

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital losses are:
Balanced Fund $62,187,078.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Core Equity Fund are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                                AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                              $500       $700         $1         $2         $4         $6
                            $0 TO      $0 TO    $350 TO    MILLION    MILLION    BILLION    BILLION    BILLION    BILLION      OVER
                             $350       $500       $700      TO $1      TO $2      TO $2      TO $4      TO $6      TO $8        $8
FUND                      MILLION    MILLION    MILLION    BILLION    BILLION    BILLION    BILLION    BILLION    BILLION   BILLION
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund               0.60%         --      0.55%         --      0.50%         --      0.45%      0.40%     0.375%     0.35%
Core Equity Fund            0.60%         --      0.55%         --      0.50%         --      0.45%      0.40%     0.375%     0.35%
Total Return Fund              --      0.75%         --      0.65%         --      0.50%      0.45%      0.40%     0.375%     0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended November 30, 2002, amounts paid to the Distributor were as follows:

                                        INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                                       CLASS          A         B          C         K
------------------------------------------------------------------------------------------
Balanced Fund                         $  867,535    $   231   $   385  $  17,156  $ 24,688
Core Equity Fund                       3,460,008      1,860     1,495     41,540    55,154
Total Return Fund                      1,228,454        349       667      3,392        --

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended November 30, 2002, for Class B were as follows:

                                                             DISTRIBUTOR'S         DISTRIBUTOR'S
                                                                 AGGREGATE          UNREIMBURSED
                                                              UNREIMBURSED         EXPENSES AS %
                                     AMOUNT RETAINED              EXPENSES         OF NET ASSETS
FUND                                  BY DISTRIBUTOR            UNDER PLAN              OF CLASS
--------------------------------------------------------------------------------------------------
Balanced Fund - Class B Plan          $          446      $          3,402                 2.01%
Core Equity Fund - Class B Plan                1,669                10,839                 2.11%
Total Return Fund - Class B Plan                 791                 4,377                 1.41%

Distribution Expenses for each class as presented in the Statement of Operations for the six months ended November 30, 2002 were as follows:

                                        INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                                       CLASS          A         B          C         K
------------------------------------------------------------------------------------------
Balanced Fund                         $  822,790    $   300   $   475  $  15,587  $ 23,339
Core Equity Fund                       3,284,759      2,794     1,697     39,785    50,628
Total Return Fund                      1,178,295        476       819      3,408        --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months ended November 30, 2002 were as follows:

                           INSTITUTIONAL    INVESTOR      CLASS     CLASS      CLASS     CLASS
FUND                             CLASS         CLASS          A         B          C         K
----------------------------------------------------------------------------------------------
Balanced Fund                $   338,674 $ 1,280,924    $   293   $   195    $11,882  $ 19,602
Core Equity Fund                      --   2,694,278      1,074       531     16,839   201,118
Total Return Fund                     --   2,304,862        208       216      3,435        --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended November 30, 2002, total fees and expenses voluntarily absorbed were as follows:

                           INSTITUTIONAL   INVESTOR     CLASS     CLASS      CLASS      CLASS
FUND                             CLASS        CLASS         A         B          C          K
---------------------------------------------------------------------------------------------
Balanced Fund                $       0    $ 150,158   $ 1,627   $ 1,844    $ 9,092  $     877
Core Equity Fund                    --            0         0     1,477          0    115,807
Total Return Fund                   --    1,241,389     1,511     1,844      2,243         --

As of the six months ended November 30, 2002, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the six months ended November 30, 2005, are as follows:

                           INSTITUTIONAL   INVESTOR     CLASS     CLASS      CLASS      CLASS
FUND                             CLASS        CLASS         A         B          C          K
---------------------------------------------------------------------------------------------
Balanced Fund                $       0    $ 150,158   $ 1,627   $ 1,844    $ 9,092  $     877
Core Equity Fund                    --            0         0     1,477          0    115,807
Total Return Fund                   --    1,241,389     1,511     1,844      2,243         --

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended November 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES             SALES
---------------------------------------------------------------------------------------------
Balanced Fund                                                $  338,155,403    $  376,859,643
Core Equity Fund                                                537,978,029       697,410,324
Total Return Fund                                               152,468,403       216,494,076

For the six months ended November 30, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                              PURCHASES             SALES
---------------------------------------------------------------------------------------------
Balanced Fund                                                $   10,430,628    $   47,377,114
Core Equity Fund                                                 11,404,824        11,222,962
Total Return Fund                                                 9,832,813        18,584,457

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended November 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                     UNFUNDED
                                                      PENSION         ACCRUED        PENSION
FUND                                                 EXPENSES   PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------------------
Balanced Fund                                     $    17,097      $        0     $   44,425
Core Equity Fund                                       50,760               0        503,516
Total Return Fund                                      19,033               0        205,185

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended November 30, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                     REALIZED
                                   PURCHASES                   SALES           GAIN (LOSS) ON
                      -------------------------------------------------------      INVESTMENT       VALUE AT
AFFILIATE                SHARES            COST       SHARES        PROCEEDS       SECURITIES     11/30/2002
------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                   88,819       $  88,819   78,688,282   $  78,688,282               --             --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended November 30, 2002, there were no such securities lending arrangements for any Fund.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended November 30, 2002, Balanced and Total Return Funds borrowed cash at a weighted average rate ranging from 1.82% to 2.04% and interest expenses amounted to $1,298 and $3,016, respectively. During that same period, Balanced and Core Equity Funds lent cash at a weighted average rate ranging from 1.91% to 2.01% and interest income amounted to $194 and $57,206, respectively. At November 30, 2002, Balanced Fund had borrowed from INVESCO Stock Funds, Inc. - Dynamics Fund at an interest rate of 1.56%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On December 2, 2002, Balanced Fund paid the borrowing back from INVESCO Stock Funds, Inc. - Dynamics Fund in full including interest.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value for each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended November 30, 2002, there were no such borrowings for any Fund.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended November 30, 2002, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                  CLASS A         CLASS B       CLASS C        CLASS K
------------------------------------------------------------------------------------------
Balanced Fund                       $       0     $       102    $      253     $        0
Core Equity Fund                            0             414           752              0
Total Return Fund                           0              57           469             --

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the six months ended November 30, 2002 and the year/period ended May 31, 2002 were as follows:

                                        BALANCED FUND                       CORE EQUITY FUND                     TOTAL RETURN FUND
                            SIX MONTHS                YEAR         SIX MONTHS              YEAR          SIX MONTHS            YEAR
                                 ENDED               ENDED              ENDED             ENDED               ENDED           ENDED
                           NOVEMBER 30              MAY 31        NOVEMBER 30            MAY 31         NOVEMBER 30          MAY 31
------------------------------------------------------------------------------------------------------------------------------------
                                  2002                2001               2002              2001                2002            2001
                             UNAUDITED             (Note 1)         UNAUDITED           (Note 1)          UNAUDITED         (Note 1)
Shares Sold
   Institutional Class       2,548,850           8,973,871                --                 --                 --               --
   Investor Class           11,112,080          21,274,949        39,531,356         49,562,641          5,178,194       12,363,324
   Class A                      29,279               9,197           603,130             25,586             63,052            3,811
   Class B                       9,529               4,186            32,177             22,265             10,308            3,742
   Class C                     275,853             580,104           481,984          1,126,894            162,438          404,057
   Class K                      78,619           1,006,617           373,983          2,553,975                 --               --
Shares Issued from
   Reinvestment of Distributions
     Institutional Class       182,850             354,117                --                 --                 --               --
     Investor Class            390,439             963,572         1,252,637         13,026,257            368,054        2,193,619
     Class A                       344                  90             1,720                124                148               44
     Class B                       209                  37               147                113                110               17
     Class C                       375               1,369                 0             29,820                 28              724
     Class K                     4,986              17,628             2,620             63,627                 --               --
===================================================================================================================================
                            14,633,413          33,185,737        42,279,754         66,411,302          5,782,332       14,969,338
Shares Repurchased
   Institutional Class      (1,145,030)         (1,992,029)               --                 --                 --               --
   Investor Class          (19,929,335)        (33,417,240)      (61,654,700)       (84,345,529)       (10,134,105)     (24,729,012)
   Class A                     (12,759)                  0          (288,849)                (4)           (49,912)               0
   Class B                        (172)                  0            (3,399)                 0                (51)               0
   Class C                    (375,671)           (801,596)         (476,081)        (1,065,563)          (144,500)        (392,568)
   Class K                    (226,143)           (126,023)       (1,048,099)          (130,138)                --               --
====================================================================================================================================
                           (21,689,110)        (36,336,888)      (63,471,128)       (85,541,234)       (10,328,568)     (25,121,580)
NET DECREASE IN
  FUND SHARES               (7,055,697)         (3,151,151)      (21,191,374)       (19,129,932)        (4,546,236)     (10,152,242)
====================================================================================================================================

FINANCIAL HIGHLIGHTS

BALANCED FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           SIX MONTHS              YEAR            PERIOD
                                                                ENDED             ENDED             ENDED
                                                          NOVEMBER 30            MAY 31            MAY 31
------------------------------------------------------------------------------------------------------------
                                                                 2002              2002              2001(a)
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                      $   13.64         $   15.93        $    17.74
============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.11              0.29              0.35
Net Losses on Securities (Both Realized and Unrealized)         (1.24)            (2.23)            (1.50)
============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (1.13)            (1.94)            (1.15)
============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                 0.13              0.35(b)           0.66
============================================================================================================
Net Asset Value -- End of Period                            $   12.38         $   13.64        $    15.93
============================================================================================================

TOTAL RETURN                                                   (8.36%)(c)        (12.20%)          (6.59%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                  $ 224,678         $  226,167       $  147,041
Ratio of Expenses to Average Net Assets(d)(e)                   0.49%(c)           0.96%            1.01%(f)
Ratio of Net Investment Income to Average Net Assets(e)         0.82%(c)           1.85%            2.16%(f)
Portfolio Turnover Rate                                           42%(c)             87%              67%(g)

(a)  From July 3, 2000, since inception of Class, to May 31, 2001.

(b)  Dividends  and  Distributions  included  a  tax  return  of  capital  which aggregated less than $0.01 on a per share basis.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the period  ended  May 31,
     2001.  If such  expenses  had not been  voluntarily absorbed,  ratio of expenses  to average  net assets would have been 1.19%(annualized) and ratio of net investment income to average net assets would have been 1.98% (annualized).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2001.

FINANCIAL HIGHLIGHTS

BALANCED FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                          PERIOD
                                               ENDED                                           ENDED
                                         NOVEMBER 30             YEAR ENDED MAY 31            MAY 31         YEAR ENDED JULY 31
----------------------------------------------------------------------------------------------------------------------------------
                                                2002      2002         2001          2000      1999(a)       1998       1997
                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period    $    13.79  $  15.99     $  17.18     $   16.78   $  15.71      $  15.86   $  13.36
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.09      0.24         0.34          0.32       0.24          0.33       0.34
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              (1.26)    (2.22)       (0.95)         0.92       1.73          1.50       3.37
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.17)    (1.98)       (0.61)        1.24        1.97          1.83       3.71
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.10      0.22(b)      0.58         0.84        0.90          1.98       1.21
====================================================================================================================================
Net Asset Value -- End of Period          $    12.52  $  13.79     $  15.99     $  17.18    $  16.78     $   15.71   $  15.86
====================================================================================================================================

TOTAL RETURN                                  (8.56%)(c) (12.37%)    (3.65%)       7.47%      13.12%(c)     12.90%     29.27%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                          $  606,064  $   784,095  $1,087,540   $ 644,957   $ 324,838    $ 216,624   $ 161,921
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.63%(c)     1.22%     1.07%        1.15%       1.21%(f)      1.22%       1.29%
Ratio of Net Investment Income to
   Average Net Assets(e)                       0.68%(c)     1.63%     2.07%        1.98%       1.94%(f)      2.18%       2.46%
Portfolio Turnover Rate                          42%          87%       67%          89%        100%(c)       108%        155%

(a) From August 1, 1998 to May 31, 1999.

(b) Dividends  and  Distributions   included  a  tax  return  of  capital  which aggregated less than $0.01 on a per share basis.

(c) Based  on  operations  for  the  period  shown  and,  accordingly,   is  not representative of a full year.

(d) Ratio is based on Total  Expenses of the Class,  less  Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before  any  expense  offset arrangements  (which may include custodian,  distribution and transfer agent fees).

(e) Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended November 30, 2002 and the year ended July 31, 1997.  If such  expenses had not been  voluntarily  absorbed, ratio of expenses to average net assets  would have been 0.65% and 1.34%, respectively, and ratio of net investment income to average net assets would have been 0.66% and 2.41%, respectively.

(f) Annualized

FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    CLASS A                       CLASS B
                                          SIX MONTHS       PERIOD        SIX MONTHS      PERIOD
                                               ENDED        ENDED             ENDED       ENDED
                                         NOVEMBER 30       MAY 31       NOVEMBER 30      MAY 31
--------------------------------------------------------------------------------------------------
                                                2002         2002(a)           2002        2002(a)
                                           UNAUDITED                      UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period     $   13.71    $   14.45         $   13.71   $   14.45
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.14         0.02              0.13        0.02
Net Losses on Securities (Both Realized
  and Unrealized)                              (1.31)       (0.62)            (1.35)      (0.64)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.17)       (0.60)            (1.22)      (0.62)
==================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.19         0.14              0.25        0.12
==================================================================================================
Net Asset Value -- End of Period           $   12.35    $   13.71         $   12.24   $   13.71
==================================================================================================

TOTAL RETURN(b)                               (8.53%)(c)   (4.19%)(c)        (8.87%)(c)  (4.28%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted) $     323    $     127         $     169   $      58
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.66%(c)     1.04%(f)           1.02%(c)    1.77%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                0.63%(c)     1.56%(f)           0.28%(c)    1.01%(f)
Portfolio Turnover Rate                          42%(c)       87%(g)             42%(c)      87%(g)

(a)  From April 1, 2002, since inception of Class, to May 31, 2002.

(b)  The  applicable  sales charges for Class A or CDSC fees for Class B are not included in the Total
     Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of each Class were voluntarily absorbed by IFG for the six months ended November 30,
     2002. If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.62% for Class A and 2.96% for Class B and ratio of net  investment  loss to average net assets would have been (0.33%) for Class A and (1.66%) for Class B.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended May 31, 2002.

FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS C
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 SIX MONTHS                                   PERIOD
                                                      ENDED                                    ENDED
                                                NOVEMBER 30           YEAR ENDED MAY 31       MAY 31
-------------------------------------------------------------------------------------------------------
                                                       2002          2002          2001         2000(a)
                                                  UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period            $   13.81     $   15.94     $   17.05   $    17.38
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.13          0.19          0.28         0.17
Net Losses on Securities (Both Realized and
  Unrealized)                                         (1.35)        (2.27)        (0.99)       (0.25)
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      (1.22)        (2.08)        (0.71)       (0.08)
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                       0.02          0.05          0.40         0.25
=======================================================================================================
Net Asset Value -- End of Period                  $   12.57     $   13.81     $   15.94   $    17.05
=======================================================================================================

TOTAL RETURN(b)                                      (8.85%)(c)   (13.08%)       (4.25%)      (0.46%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)        $   2,659     $   4,296     $   8,468   $    2,134
Ratio of Expenses to Average Net Assets(d)(e)         1.01%(c)      2.00%         1.81%        1.77%(f)
Ratio of Net Investment Income to Average Net
  Assets(e)                                           0.31%(c)      0.89%         1.36%        1.57%(f)
Portfolio Turnover Rate                                 42%(c)        87%           67%          89%(g)

(a)  From February 15, 2000, since inception of Class, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  November 30,
     2002 and the year ended May 31,  2002.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.30% and 2.07%, respectively, and ratio of net investment income to average  net assets  would have been 0.02% and 0.82%, respectively.

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2000.

FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS K
------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS           YEAR         PERIOD
                                                                ENDED          ENDED          ENDED
                                                          NOVEMBER 30         MAY 31         MAY 31
------------------------------------------------------------------------------------------------------
                                                                 2002           2002           2001(a)
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $  13.64       $  15.96       $  17.36
======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.04           0.17           0.13
Net Losses on Securities (Both Realized and Unrealized)         (1.21)         (2.16)         (1.39)
======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (1.17)         (1.99)         (1.26)
======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                 0.08           0.33(b)        0.14
======================================================================================================
Net Asset Value -- End of Period                             $  12.39       $  13.64       $  15.96
======================================================================================================

TOTAL RETURN                                                   (8.60%)(c)    (12.55%)        (7.25%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $  9,364       $ 12,257       $      1
Ratio of Expenses to Average Net Assets(d)(e)                   0.73%(c)       1.39%          1.47%(f)
Ratio of Net Investment Income to Average Net Assets(e)         0.57%(c)       1.26%          1.65%(f)
Portfolio Turnover Rate                                           42%(c)         87%            67%(g)

(a)  From December 14, 2000, since inception of Class, to May 31, 2001.

(b)  Dividends  and  Distributions  included  a  tax  return  of  capital  which aggregated less than
     $0.01 on a per share basis.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  November 30,
     2002 and the period ended May 31, 2001.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 0.74% and 3.09% (annualized),  respectively, and ratio of net investment  income to average net assets would have been 0.56% and 0.03% (annualized), respectively.

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2001.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                          PERIOD
                                               ENDED                                           ENDED
                                         NOVEMBER 30             YEAR ENDED MAY 31            MAY 31         YEAR ENDED JULY 31
----------------------------------------------------------------------------------------------------------------------------------
                                                2002      2002         2001          2000      1999(a)       1998          1997
                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period    $    11.60  $  13.91     $  15.45     $   15.85   $  16.18      $  15.31     $  13.21
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.05      0.16         0.22          0.24       0.30          0.38         0.35
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (1.48)    (1.88)       (0.31)         1.05       1.19          2.54         3.05
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.43)    (1.72)       (0.09)         1.29       1.49          2.92         3.40
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.05      0.59         1.45          1.69       1.82          2.05         1.30
==================================================================================================================================
Net Asset Value -- End of Period          $    10.12  $  11.60     $  13.91     $   15.45   $  15.85      $  16.18     $  15.31
==================================================================================================================================

TOTAL RETURN                                (12.38%)(b)  (12.42%)    (0.45%)        8.46%     10.31%(b)     20.55%       27.33%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                                $2,565,200  $3,184,866   $4,120,025   $4,405,739  $4,845,036    $5,080,735   $4,574,675
Ratio of Expenses to Average Net
  Assets(c)(d)                              0.54%(b)     1.02%         0.96%        0.93%     0.90%(e)        0.90%       0.95%
Ratio of Net Investment Income to
  Average Net Assets(d)                     0.52%(b)     1.27%         1.47%        1.52%     2.10%(e)        2.35%       2.54%
Portfolio Turnover Rate                       22%(b)       25%           36%          50%       47%(b)          58%         47%

(a)  From July 1, 1998 to May 31, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable,  which is before any  expense  offset arrangements (which may include custodian,  distribution and transfer agent fees).

(d)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the period  ended May 31, 1999 and the years ended June 30, 1998 and 1997.  If such  expenses  had not been  voluntarily  absorbed,  ratio of  expenses to average net assets  would have been 0.91%  (annualized),  0.90% and 0.98%, respectively,  and ratio of net  investment  income to average net assets would have been 2.09% (annualized), 2.35% and 2.51%, respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    CLASS A                       CLASS B
                                          SIX MONTHS       PERIOD        SIX MONTHS      PERIOD
                                               ENDED        ENDED             ENDED       ENDED
                                         NOVEMBER 30       MAY 31       NOVEMBER 30      MAY 31
--------------------------------------------------------------------------------------------------
                                                2002         2002(a)           2002        2002(a)
                                           UNAUDITED                      UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period     $   11.56    $   12.34         $   11.54   $   12.34
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.10         0.01              0.04        0.01
Net Losses on Securities (Both Realized and
  Unrealized)                                  (1.54)       (0.71)            (1.52)      (0.73)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.44)       (0.70)            (1.48)      (0.72)
==================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.07         0.08              0.05        0.08
==================================================================================================
Net Asset Value -- End of Period           $   10.05    $   11.56         $   10.01   $   11.54
==================================================================================================

TOTAL RETURN(b)                              (12.44%)(c)   (5.67%)(c)       (12.84%)(c)  (5.83%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted) $   3,433    $     297         $     513   $     258
Ratio of Expenses to Average Net Assets(d)(e)  0.66%(c)     0.99%(f)          1.08%(c)    1.62%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                0.54%(c)     1.41%(f)          0.00%(c)(h) 0.84%(f)
Portfolio Turnover Rate                          22%(c)       25%(g)            22%(c)      25%(g)

(a)  From April 1, 2002, since inception of Class, to May 31, 2002.

(b)  The  applicable  sales charges for Class A or CDSC fees for Class B are not included in the Total
     Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various  expenses of Class B were  voluntarily  absorbed by IFG for the six months ended  November 30,
     2002. If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.52% and ratio of net investment loss to average net assets would have been (0.44%).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2002.

(h)  Ratio of Net  Investment  Income to Average Net Assets  calculated  to less than 0.01%.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND -- CLASS C
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS                                   PERIOD
                                                      ENDED                                    ENDED
                                                NOVEMBER 30           YEAR ENDED MAY 31       MAY 31
-------------------------------------------------------------------------------------------------------
                                                       2002          2002          2001         2000(a)
                                                  UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period            $   11.51     $   13.77     $   15.32   $    14.55
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                       (0.00)         0.05          0.18         0.12
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                            (1.47)        (1.86)        (0.38)        0.84
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      (1.47)        (1.81)        (0.20)        0.96
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                       0.00          0.45          1.35         0.19
=======================================================================================================
Net Asset Value -- End of Period                  $   10.04     $   11.51     $   13.77   $    15.32
=======================================================================================================

TOTAL RETURN(c)                                     (12.77%)(d)   (13.17%)       (1.22%)       6.66%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)        $   8,560     $   9,747     $  10,404       $1,388
Ratio of Expenses to Average Net Assets(e)            1.07%(d)      1.90%         1.73%        1.67%(f)
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                         (0.02%)(d)     0.40%         0.75%        0.94%(f)
Portfolio Turnover Rate                                 22%(d)        25%           36%          50%(g)

(a)  From February 15, 2000, since inception of Class, to May 31, 2000.

(b)  Net Investment Loss aggregated less than $0.01 on a per share basis for the six months ended November 30, 2002.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total Expenses of the Class,  which is before any expense offset arrangements (which may include custodian fees).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2000.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND -- CLASS K
------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS           YEAR         PERIOD
                                                                ENDED          ENDED          ENDED
                                                          NOVEMBER 30         MAY 31         MAY 31
------------------------------------------------------------------------------------------------------
                                                                 2002           2002           2001(a)
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                       $  11.41       $  13.84       $  14.38
======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                                     0.01           0.20          (0.05)
Net Losses on Securities (Both Realized and Unrealized)         (1.47)         (1.98)         (0.48)
======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (1.46)         (1.78)         (0.53)
======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                 0.01           0.65           0.01
======================================================================================================
Net Asset Value -- End of Period                             $   9.94       $  11.41       $  13.84
======================================================================================================

TOTAL RETURN                                                  (12.79%)(c)    (12.91%)        (3.68%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $ 18,059       $ 28,372       $      1
Ratio of Expenses to Average Net Assets(d)(e)                   0.90%(c)       1.18%          3.00%(f)
Ratio of Net Investment Income (Loss) to Average Net
  Assets(e)                                                     0.14%(c)       1.08%         (0.71%)(f)
Portfolio Turnover Rate                                           22%(c)         25%            36%(g)

(a)  From December 14, 2000, since inception of Class, to May 31, 2001.

(b)  The per share  information was computed based on average shares for the six months ended November 30,
     2002.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  November 30,
     2002. If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.42% and ratio of net investment loss to average net assets would have been (0.38%).

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2001.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND -- INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS                                          PERIOD
                                               ENDED                                           ENDED
                                         NOVEMBER 30             YEAR ENDED MAY 31            MAY 31        YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
                                                2002      2002         2001          2000      1999(a)       1998          1997
                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period    $    24.28  $  26.75     $  27.74     $   32.37   $  28.16      $  27.77     $  22.60
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.21      0.39         0.55          0.81       0.60          0.83         0.77
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (1.98)    (1.74)       (0.29)        (3.47)      5.03          0.87         5.26
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.77)    (1.35)        0.26         (2.66)      5.63          1.70         6.03
==================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.20      1.12         1.25          1.97       1.42          1.31         0.86
==================================================================================================================================
Net Asset Value -- End of Period          $    22.31  $  24.28     $  26.75     $   27.74   $  32.37      $  28.16     $  27.77
==================================================================================================================================

TOTAL RETURN                                (7.24%)(b)  (5.13%)       1.08%        (8.29%)    20.27%(b)      6.02%       27.01%

RATIOS
Net Assets -- End of Period ($000
  Omitted)                                $890,408    $ 1,080,197  $1,462,543   $2,326,899  $3,418,746     $2,561,016   $1,845,594
Ratio of Expenses to Average Net
  Assets(c)(d)                               0.64%(b)     1.49%        1.27%        1.00%     0.83%(e)        0.79%       0.86%
Ratio of Net Investment Income to
  Average Net Assets(d)                      0.95%(b)     1.57%        1.98%        2.60%     2.61%(e)        2.82%       3.11%
Portfolio Turnover Rate                        18%(b)       54%          76%          49%        7%(b)          17%          4%

(a)  From September 1, 1998 to May 31, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before any  expense  offset arrangements (which may include custodian,  distribution and transfer agent fees).

(d)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  November 30, 2002, the period ended May 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily  absorbed, ratio of  expenses  to average  net assets  would  have been  0.77%,  0.84% (annualized) and 0.80%, respectively, and ratio of net investment income to average net assets  would have been 0.82%,  2.60%  (annualized)  and 2.81%, respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    CLASS A                       CLASS B
                                          SIX MONTHS       PERIOD        SIX MONTHS      PERIOD
                                               ENDED        ENDED             ENDED       ENDED
                                         NOVEMBER 30       MAY 31       NOVEMBER 30      MAY 31
--------------------------------------------------------------------------------------------------
                                                2002         2002(a)           2002        2002(a)
                                           UNAUDITED                      UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period     $   24.08    $   25.28         $   24.08   $   25.28
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.39         0.03              0.29        0.02
Net Losses on Securities (Both Realized
  and Unrealized)                              (2.15)       (0.95)            (2.13)      (0.96)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (1.76)       (0.92)            (1.84)      (0.94)
==================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.29         0.28              0.32        0.26
==================================================================================================
Net Asset Value -- End of Period           $   22.03    $   24.08         $   21.92    $   24.08
==================================================================================================

TOTAL RETURN(b)                               (7.30%)(c)   (3.64%)(c)      (7.60%)(c)  (3.76%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted) $     378    $      93         $   310      $   91
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.67%(c)     1.18%(f)        1.02%(c)    1.86%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                0.88%(c)     2.11%(f)        0.55%(c)    1.27%(f)
Portfolio Turnover Rate                          18%(c)       54%(g)          18%(c)      54%(g)

(a)  From April 1, 2002, since inception of Class, to May 31, 2002.

(b)  The  applicable  sales charges for Class A or CDSC fees for Class B are not included in the Total
     Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of each Class were voluntarily absorbed by IFG for the six months ended November 30,
     2002. If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.23% for Class A and 2.15% for Class B and ratio of net investment  income (loss) to average net assets  would have been 0.32% for Class A and (0.58%) for Class B.

(f)  Annualized

(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended May 31, 2002.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND -- CLASS C
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS                                   PERIOD
                                                      ENDED                                    ENDED
                                                NOVEMBER 30           YEAR ENDED MAY 31       MAY 31
-------------------------------------------------------------------------------------------------------
                                                       2002          2002          2001         2000(a)
                                                  UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period            $   23.60     $   26.07     $   27.30   $    26.71
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.02          0.05          0.43         0.29
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                            (1.89)        (1.71)        (0.94)        0.87
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      (1.87)        (1.66)        (0.51)        1.16
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                       0.02          0.81          0.72         0.57
=======================================================================================================
Net Asset Value -- End of Period                  $   21.71     $   23.60     $   26.07   $    27.30
=======================================================================================================

TOTAL RETURN(b)                                      (7.92%)(c)    (6.44%)       (1.78%)       4.40%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)        $     933     $     591     $     334   $       10
Ratio of Expenses to Average Net Assets(d)(e)         1.25%(c)      2.59%         2.30%        2.94%(f)
Ratio of Net Investment Income to Average Net
  Assets(e)                                           0.32%(c)      0.46%         0.84%        1.46%(f)
Portfolio Turnover Rate                                 18%(c)        54%           76%          49%(g)

(a)  From February 15, 2000, since inception of Class, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended November 30,
     2002. If such expenses had not been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.58% and ratio of net investment loss to average net assets would have been (0.01%).

(f)  Annualized

(g)  Portfolio Turnover is calculated at the Fund level.  Represents the year ended May 31, 2000.

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